Prospectus

                                                                   March 1, 2007

      Seligman
      Global Fund Series, Inc.

--------------------------------------------------------------------------------
      Investing Around the World for Capital Appreciation
--------------------------------------------------------------------------------

      o     Seligman Emerging Markets Fund

      o     Seligman Global Growth Fund

      o     Seligman Global Smaller Companies Fund

      o     Seligman Global Technology Fund

      o     Seligman International Growth Fund

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

                                                [LOGO] SELIGMAN
                                                       INVESTMENTS
                                                --------------------------------
                                                EXPERIENCE o INSIGHT o SOLUTIONS

EQSGFS1 3/2007

Table of Contents

This Prospectus contains information about Seligman Global Fund Series, Inc. (the "Series"), which consists of five separate funds.

The Funds

A discussion of the investment objectives, strategies, risks, performance and expenses of the Funds.

      Seligman Emerging Markets Fund ..........................................1

      Seligman Global Growth Fund .............................................7

      Seligman Global Smaller Companies Fund .................................12

      Seligman Global Technology Fund ........................................17

      Seligman International Growth Fund .....................................22

      Management of the Funds ................................................27

      Subadviser .............................................................27

Shareholder Information

      Deciding Which Class of Shares to Buy ..................................35

      Pricing of Fund Shares .................................................41

      Opening Your Account ...................................................41

      How to Buy Additional Shares ...........................................42

      How to Exchange Shares Among the Seligman Mutual Funds .................43

      How to Sell Shares .....................................................43

      Important Policies That May Affect Your Account ........................45

      Frequent Trading of Fund Shares ........................................46

      Dividends and Capital Gain Distributions ...............................47

      Taxes ..................................................................48

      The Seligman Mutual Funds ..............................................49

Financial Highlights .........................................................52

How to Contact Us ............................................................67

For More Information .................................................back cover

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

The Funds

Seligman Emerging Markets Fund
--------------------------------------------------------------------------------

Investment Objective

The Seligman Emerging Markets Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its net assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

The Fund will focus its investments in those emerging markets in which the investment manager believes the economies are developing strongly and markets are becoming more liquid, or other emerging markets that meet the portfolio manager's criteria for investability. The Fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments, and developing capital markets.

The Fund combines a bottom-up investment style with top-down analysis of regions, countries and sectors. This means the portfolio manager concentrates first on analysis of individual companies then on analysis of individual sectors, countries and regions.

--------------------------------------------------------------------------------
Emerging Market:

A market in a developing country or a market represented in the Morgan Stanley Capital International Emerging Markets Free Index. Developing countries are those classified by the World Bank as low-income or middle-income economies, regardless of their particular stage of development.
--------------------------------------------------------------------------------

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o     Operate in growing markets

o Attractive valuations relative to cash earnings forecasts or other valuation criteria

o Unique sustainable competitive advantages (e.g., market share, proprietary products)

o     Improving industry or country fundamentals

Following stock selection, the portfolio manager then focuses on portfolio construction that considers top-down risk control based on such factors as:

o Relative economic growth potential of the various economies and securities markets

o Political, financial, and social conditions influencing investment opportunities

o     Relative rates of earnings growth

o     Interest rate outlook and expected levels of inflation

o     Market prices relative to historic averages

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or there are deteriorating industry or country fundamentals. The Fund may also sell or trim a stock if the portfolio manager believes, from a risk control perspective, the stock's position size is inappropriate for the portfolio. Also, stocks may be sold when negative country, currency, or general industry factors affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a

Seligman Emerging Markets Fund

US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund's net asset value may fluctuate more than other equity funds or other global equity funds that do not invest heavily in emerging markets. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks. Investing in emerging markets involves a greater degree of risk, and an investment in the Fund should be considered speculative.

Investments in smaller companies typically involve greater risks than investments in larger companies.

Seligman Emerging Markets Fund

Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in other higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the portfolio manager deems it advantageous to do so.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to two widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on page 5 do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on page 5 do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested.

Seligman Emerging Markets Fund

Through at least February 29, 2008, J. & W. Seligman & Co. Incorporated ("Seligman") has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. Other fee waiver/expense reimbursement arrangements were in effect prior to this arrangement. Absent such management fee waivers/expense reimbursements, returns presented in the bar chart and table would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Seligman Emerging Markets Fund

Class A Annual Total Returns--Calendar Years

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 6.35% -27.45%  60.69% -44.60%  1.44% -6.46%  57.68%  22.88%    32.37%    30.94%
--------------------------------------------------------------------------------
 1997   1998    1999    2000    2001   2002   2003    2004       2005      2006

         Best calendar quarter return: 33.99% - quarter ended 12/31/99.

         Worst calendar quarter return: -25.67% - quarter ended 9/30/98.

Average Annual Total Returns - Periods Ended 12/31/06

                                                                                  Class C            Class R
                                               One        Five        Ten     Since Inception    Since Inception
                                               Year       Years      Years        5/27/99            4/30/03
-----------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------
Return before taxes                           24.67%      24.51%     7.32%          n/a               n/a
-----------------------------------------------------------------------------------------------------------------
Return after taxes on distributions           21.51       23.61      6.93           n/a               n/a
-----------------------------------------------------------------------------------------------------------------
Return after taxes on distributions and
  sale of Fund shares                         17.27       21.53      6.31           n/a               n/a
-----------------------------------------------------------------------------------------------------------------
Class B                                       24.96       24.53      7.18           n/a               n/a
-----------------------------------------------------------------------------------------------------------------
Class C                                       27.57       24.48       n/a         11.23%              n/a
-----------------------------------------------------------------------------------------------------------------
Class D                                       28.96       24.77      7.04           n/a               n/a
-----------------------------------------------------------------------------------------------------------------
Class R                                       29.72         n/a       n/a           n/a              38.18%
-----------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets (EM) Index              32.59       26.98      9.40         15.38(1)           39.81
-----------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average         32.39       26.74     10.44         16.45              38.31
-----------------------------------------------------------------------------------------------------------------

________________

The Morgan Stanley Capital International Emerging Markets Index ("MSCI Emerging Markets (EM) Index") and the Lipper Emerging Markets Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes, and the MSCI Emerging Markets (EM) Index excludes the effect of fees, sales charges and taxes. The MSCI Emerging Markets (EM) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Lipper Emerging Markets Funds Average comprises mutual funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

(1)   From 5/31/99.

Seligman Emerging Markets Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)                    Class A     Class B    Class C    Class D    Class R
----------------------------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                               4.75%         5%        2%         1%         1%
----------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)            4.75%(2)   none         1%      none        none
----------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less)                                                            none(2)      5%         1%         1%         1%
----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                 1.25%      1.25%     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                        0.25%      1.00%     1.00%      1.00%      0.50%
----------------------------------------------------------------------------------------------------------------------------------
Other Expenses(3)                                                               0.96%      0.96%     0.96%      0.96%      0.96%
----------------------------------------------------------------------------------------------------------------------------------
Total Gross Operating Expenses(1)                                               2.46%      3.21%     3.21%      3.21%      2.71%
----------------------------------------------------------------------------------------------------------------------------------

_____________________
(1)   Less: Fee Waiver/Expense Reimbursement                                    0.11%      0.11%     0.11%      0.11%      0.11%
----------------------------------------------------------------------------------------------------------------------------------
      Net Operating Expenses (after Fee Waiver/Expense Reimbursement)           2.35%      3.10%     3.10%      3.10%      2.60%
----------------------------------------------------------------------------------------------------------------------------------

(2) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

(3) Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. This fee waiver and/or expense reimbursement is reflected above in footnote (1).

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above through February 29, 2008 (which reflect the contractual expense reimbursement/fee waiver arrangement described above) and (ii) after February 29, 2008, the Fund's total gross operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                           $702       $1,195        $1,714       $3,130
--------------------------------------------------------------------------------
Class B                            813        1,279         1,869        3,333+
--------------------------------------------------------------------------------
Class C                            509        1,069         1,752        3,570
--------------------------------------------------------------------------------
Class D                            413          979         1,669        3,505
--------------------------------------------------------------------------------
Class R                            363          831         1,425        3,033
--------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                 1 Year      3 Years       5 Years     10 Years
--------------------------------------------------------------------------------
Class A                           $702       $1,195        $1,714       $3,130
--------------------------------------------------------------------------------
Class B                            313          979         1,669        3,333+
--------------------------------------------------------------------------------
Class C                            410        1,069         1,752        3,570
--------------------------------------------------------------------------------
Class D                            313          979         1,669        3,505
--------------------------------------------------------------------------------
Class R                            263          831         1,425        3,033
--------------------------------------------------------------------------------

_____________________

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman Global Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The Seligman Global Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Fund may invest in high-quality, large- and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Fund will invest in several countries in different geographic regions. Additionally, the Fund may invest up to 15% in emerging market equities.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund uses an investment style that is focused on identifying growth sectors and leading global growth companies within these sectors. Character-istics of a global leader include: a brand franchise with leading market share, a sustained competitive advantage, a forward-looking management team, and high relative earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity or accelerating earnings growth)

o     Quality management

o     Strong possibility of multiple expansion

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock's or industry's underlying fundamentals have deteriorated. The Fund may also sell a stock if the portfolio manager believes that negative country or regional factors or shifts in global trends may negatively affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts

Seligman Global Growth Fund

and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different themes. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

If global markets do not develop or continue to develop, the Fund's performance could be negatively affected.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Seligman Global Growth Fund

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to four widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Returns for periods of less than one year are not annualized.

Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. In the past, Seligman made payments to the Fund. In addition, other fee waiver/expense reimbursement arrangements were in effect prior to this arrangement. Absent such management fee waivers/expense reimbursements and payments, returns presented in the bar chart and table would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Growth Fund

Class A Annual Total Returns--Calendar Years

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 11.52%   22.75%  42.80% -17.17% -21.53% -31.10%  29.96%  17.52%  1.15%  12.85%
-------------------------------------------------------------------------------
 1997     1998    1999    2000    2001    2002    2003    2004    2005   2006

         Best calendar quarter return: 24.43% - quarter ended 12/31/99.

        Worst calendar quarter return: -20.56% - quarter ended 12/31/00.

Average Annual Total Returns - Periods Ended 12/31/06

                                                                           Class C            Class R
                                            One       Five       Ten    Since Inception   Since Inception
                                            Year      Years     Years       5/27/99           4/30/03
---------------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------------
Return before taxes                         7.43%     2.73%     3.81%       n/a                  n/a
---------------------------------------------------------------------------------------------------------
Return after taxes on distributions         7.43      2.73      3.07        n/a                  n/a
---------------------------------------------------------------------------------------------------------
Return after taxes on distributions
 and sale of Fund shares                    4.83      2.34      3.12        n/a                  n/a
---------------------------------------------------------------------------------------------------------
Class B                                     6.97      2.59      3.71        n/a                  n/a
---------------------------------------------------------------------------------------------------------
Class C                                    10.05      2.77       n/a       0.11%                 n/a
---------------------------------------------------------------------------------------------------------
Class D                                    11.10      2.97      3.56        n/a                  n/a
---------------------------------------------------------------------------------------------------------
Class R                                    11.66       n/a       n/a        n/a                14.86%
---------------------------------------------------------------------------------------------------------
MSCI World Index                           20.65     10.48      8.08       4.97(1)             20.37
---------------------------------------------------------------------------------------------------------
MSCI World Growth Index                    15.48      7.80      6.13       2.13(1)             16.55
---------------------------------------------------------------------------------------------------------
Lipper Global Large-Cap Growth
  Funds Average                            16.79      7.34      6.49       4.23                18.11
---------------------------------------------------------------------------------------------------------
Lipper Global Funds Average                18.90     10.07      8.16       6.48                20.08
---------------------------------------------------------------------------------------------------------

_____________________

The Morgan Stanley Capital International World Index ("MSCI World Index"), the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), and the Lipper Global Large-Cap Growth Funds Average and the Lipper Global Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes, and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Growth Index is a free float-adjusted market capitalization-weighted equity index representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Funds Average comprises mutual funds which invest at least 25% of their portfolios in equity securities traded outside the US, and may own US securities as well. The Lipper Global Large-Cap Growth Funds Average comprises mutual funds which invest at least 75% of their portfolios in equity securities both inside and outside of the US with market capitalizations (on a three-year weighted basis) greater than the 500th largest company in the S&P/Citigroup World Broad Market Index (BMI). Large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World BMI. Lipper currently classifies the Fund as a Global Large-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

(1)   From 5/31/99.

Seligman Global Growth Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)                    Class A   Class B    Class C    Class D    Class R
---------------------------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                              4.75%         5%        2%         1%         1%
---------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)           4.75%(2)   none         1%      none       none
---------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less)                                                           none(2)       5%        1%         1%         1%
---------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                1.00%      1.00%     1.00%      1.00%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                       0.25%      1.00%     1.00%      1.00%      0.50%
---------------------------------------------------------------------------------------------------------------------------------
Other Expenses(3)                                                              1.01%      1.01%     1.01%      1.01%      1.01%
---------------------------------------------------------------------------------------------------------------------------------
Total Gross Operating Expenses(1)                                              2.26%      3.01%     3.01%      3.01%      2.51%
_____________________
(1)   Less: Fee Waiver/Expense Reimbursement                                   0.16%      0.16%     0.16%      0.16%      0.16%
---------------------------------------------------------------------------------------------------------------------------------
      Net Operating Expenses (after Fee Waiver/Expense Reimbursement)          2.10%      2.85%     2.85%      2.85%      2.35%
---------------------------------------------------------------------------------------------------------------------------------

(2) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

(3) Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. This fee waiver and/or expense reimbursement is reflected above in footnote (1).

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above through February 29, 2008 (which reflect the contractual expense reimbursement/fee waiver arrangement described above) and (ii) after February 29, 2008, the Fund's total gross operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year     3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                           $678       $1,133        $1,614       $2,935
--------------------------------------------------------------------------------
Class B                            788        1,215         1,768        3,141+
--------------------------------------------------------------------------------
Class C                            484        1,006         1,652        3,383
--------------------------------------------------------------------------------
Class D                            388          915         1,568        3,316
--------------------------------------------------------------------------------
Class R                            338          766         1,321        2,834
--------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                1 Year     3 Years        5 Years      10 Years
--------------------------------------------------------------------------------
Class A                           $678       $1,133        $1,614       $2,935
--------------------------------------------------------------------------------
Class B                            288          915         1,568        3,141+
--------------------------------------------------------------------------------
Class C                            385        1,006         1,652        3,383
--------------------------------------------------------------------------------
Class D                            288          915         1,568        3,316
--------------------------------------------------------------------------------
Class R                            238          766         1,321        2,834
--------------------------------------------------------------------------------

_____________________

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund
--------------------------------------------------------------------------------

Investment Objective

The Seligman Global Smaller Companies Fund's investment objective is long-term capital appreciation.

--------------------------------------------------------------------------------
Smaller companies:

Companies with market capitalization, at the time of purchase by the Fund, equivalent to US $3 billion or less.
--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of smaller US and non-US companies. The Fund may invest in companies domiciled in any country, although it typically invests in developed countries. Relative to its benchmark, the Fund is generally neutrally weighted across the major geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

o Extended growth opportunities or special situations where there is a potential for improvement in overall operations

o     A well articulated and believable business model

o     Quality management

o     Sustainable competitive advantage

o     Strong financial characteristics

The Fund generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company's outlook, to manage risk in the Fund, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security

Seligman Global Smaller Companies Fund

at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

The Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.

The Fund may be affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio managers to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

Seligman Global Smaller Companies Fund

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to three widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Returns for periods of less than one year are not annualized. Returns presented in the bar chart and table include the effect of a payment from Seligman to the Fund in 2004. Absent such payment, returns would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Smaller Companies Fund

Class A Annual Total Returns--Calendar Years

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  3.55%  5.71%   24.12% -16.29% -17.63% -25.23%  39.64%  21.69%   16.44%  17.39%
--------------------------------------------------------------------------------
  1997   1998    1999    2000    2001    2002    2003    2004     2005    2006

         Best calendar quarter return: 18.72% - quarter ended 12/31/99.

         Worst calendar quarter return: -19.97% - quarter ended 9/30/01.

Average Annual Total Returns - Periods Ended 12/31/06

                                                                                Class C      Class R
                                                                                 Since        Since
                                                    One      Five      Ten     Inception    Inception
                                                   Year      Years     Years    5/27/99      4/30/03
-----------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------
Return before taxes                                11.82%    10.59%     4.48%      n/a         n/a
-----------------------------------------------------------------------------------------------------
Return after taxes on distributions                 8.67      9.76      3.78       n/a         n/a
-----------------------------------------------------------------------------------------------------
Return after taxes on distributions
  and sale of Fund shares                           9.20      8.96      3.62       n/a         n/a
-----------------------------------------------------------------------------------------------------
Class B                                            11.48     10.55      4.35       n/a         n/a
-----------------------------------------------------------------------------------------------------
Class C                                            14.34     10.65       n/a      5.17%        n/a
-----------------------------------------------------------------------------------------------------
Class D                                            15.51     10.86      4.20       n/a         n/a
-----------------------------------------------------------------------------------------------------
Class R                                            16.11       n/a       n/a       n/a       25.70%
-----------------------------------------------------------------------------------------------------
S&P/Citigroup Broad Market
  Less Than US $2 Billion Index                    18.36     18.80     10.98     13.26       28.63
-----------------------------------------------------------------------------------------------------
Lipper Global Small/Mid-Cap Core Funds Average     20.09     14.07      5.84      8.19       25.85
-----------------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average              20.48     13.87     10.16     11.31       26.87
-----------------------------------------------------------------------------------------------------

_____________________

The Standard & Poor's/Citigroup Broad Market Less Than US $2 Billion Index (the "S&P/Citigroup Index"), and the Lipper Global Small/Mid-Cap Core Funds Average and the Lipper Global Small-Cap Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes, and the S&P/Citigroup Index excludes the effect of fees, sales charges and taxes. The S&P/Citigroup Index represents the entire universe of institutionally investable securities with total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion. The Lipper Global Small/Mid-Cap Core Funds Average measures the performance of mutual funds that invest at least 75% of their portfolios in equity securities both inside and outside of the US with market capitalizations (on a three-year weighted basis) less than the 500th-largest company in the S&P/Citigroup World Broad Market Index. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Lipper currently classifies the Fund as a Global Small/Mid-Cap Core Fund. Investors cannot invest directly in an average or index.

Prior to January 1, 2003, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From January 1, 2003 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company LLP has been employed by Seligman as subadviser to provide portfolio management services for the Fund. In June 2004, Wellington Management Company LLP delegated a portion of its portfolio management responsibilities in respect of the Fund to its affiliate, Wellington Management International Ltd. As of April 2006, no employee of Wellington Management International Ltd is providing portfolio management services to the Fund; however, Wellington Management International Ltd may provide such services in the future.

Seligman Global Smaller Companies Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)                    Class A    Class B   Class C   Class D    Class R
--------------------------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                              4.75%          5%        2%        1%        1%
--------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)           4.75%(1)    none         1%     none      none
--------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less)                                                           none(1)        5%        1%        1%        1%
--------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                0.95%       0.95%     0.95%     0.95%     0.95%
--------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                       0.25%       1.00%     1.00%     1.00%     0.50%
--------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                 0.62%       0.62%     0.62%     0.62%     0.62%
--------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                           1.82%       2.57%     2.57%     2.57%     2.07%
--------------------------------------------------------------------------------------------------------------------------------

_____________________

(1) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A                           $651       $1,020        $1,413        $2,511
--------------------------------------------------------------------------------
Class B                            760        1,099         1,565         2,722+
--------------------------------------------------------------------------------
Class C                            457          891         1,452         2,976
--------------------------------------------------------------------------------
Class D                            360          799         1,365         2,905
--------------------------------------------------------------------------------
Class R                            310          649         1,114         2,400
--------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                 1 Year      3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A                           $651       $1,020        $1,413        $2,511
--------------------------------------------------------------------------------
Class B                            260          799         1,365         2,722+
--------------------------------------------------------------------------------
Class C                            358          891         1,452         2,976
--------------------------------------------------------------------------------
Class D                            260          799         1,365         2,905
--------------------------------------------------------------------------------
Class R                            210          649         1,114         2,400
--------------------------------------------------------------------------------

_____________________

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman Global Technology Fund
--------------------------------------------------------------------------------

Investment Objective

The Seligman Global Technology Fund's investment objective is long-term capital appreciation.

--------------------------------------------------------------------------------
Technology:

The use of science to create new products and services. The industry comprises information technology and communications, as well as medical, environmental and bio-technology.
--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund's objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

o     Above-average growth prospects

o     High profit margins

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity)

o     Quality management and equity ownership by executives

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated. The Fund may also sell a stock if the investment manager believes that negative country or regional factors may affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants

Seligman Global Technology Fund

to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities. The Fund may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund may be susceptible to factors affecting technology and technology-related industries, and the Fund's net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

The Fund seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of one of the Fund's investments may offset potential gains from other investments.

Seligman Global Technology Fund

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. In addition, stocks of companies in the technology sector, like those in which the Fund may invest, are experiencing a period of strong performance. However, if investor sentiment changes, the value of technology stocks may decline. There can be no assurances that the Fund will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Fund had previously experienced.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advi-sory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to four widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Returns for less than one-year are not annualized. Returns presented in the bar chart and table include the effect of a payment from Seligman to the Fund in 2004. Absent such payment, returns would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Seligman Global Technology Fund

Class A Annual Total Returns--Calendar Years

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

11.75%  30.73%  116.23% -30.11% -21.78% -32.98%   36.15%  4.63%  8.14%  18.57%
------------------------------------------------------------------------------
 1997   1998     1999    2000   2001    2002     2003    2004    2005   2006

         Best calendar quarter return: 55.72% - quarter ended 12/31/99.

         Worst calendar quarter return: -32.60% - quarter ended 9/30/01.

Average Annual Total Returns - Periods Ended 12/31/06

                                                                                 Class C        Class R
                                                                                  Since          Since
                                                   One     Five        Ten      Inception      Inception
                                                  Year    Years       Years      5/27/99        4/30/03
----------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------
Return before taxes                               12.95%    3.12%      7.25%        n/a             n/a
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions               12.95     3.12       6.02         n/a             n/a
----------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale
 of Fund shares                                    8.42     2.68       5.90         n/a             n/a
----------------------------------------------------------------------------------------------------------
Class B                                           12.58     2.96       7.12         n/a             n/a
----------------------------------------------------------------------------------------------------------
Class C                                           15.53     3.12        n/a        2.77%            n/a
----------------------------------------------------------------------------------------------------------
Class D                                           16.61     3.31       6.93         n/a             n/a
----------------------------------------------------------------------------------------------------------
Class R                                           17.29      n/a        n/a         n/a           17.05%
----------------------------------------------------------------------------------------------------------
MSCI World Index                                  20.65    10.48       8.08        4.97(1)        20.37
----------------------------------------------------------------------------------------------------------
MSCI World IT Index                                9.52     1.48       6.30       (3.36)(1)       14.13
----------------------------------------------------------------------------------------------------------
Lipper Science & Technology Funds Average          7.20     1.03       6.80       (1.16)          15.02
----------------------------------------------------------------------------------------------------------
Lipper Global Funds Average                       18.90    10.07       8.16        6.48           20.08
----------------------------------------------------------------------------------------------------------

_____________________

The Morgan Stanley Capital International World Index (the "MSCI World Index") and the Morgan Stanley Capital International World Information Technology Index ("MSCI World IT Index", collectively, the "MSCI Indices"), and the Lipper Science & Technology Funds Average and the Lipper Global Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and taxes, and the MSCI Indices exclude the effect of fees, sales charges and taxes. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World IT Index is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market. The Lipper Science & Technology Funds Average measures the performance of mutual funds which invest at least 65% of total assets in science and technology stocks. The Lipper Global Funds Funds Average measures the performance of mutual funds which invest at least 25% of total assets in equity securities traded outside the US, and which may own US securities as well. Lipper currently classifies the Fund as a Science & Technology Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with regard to the Fund's investments. Seligman no longer uses such sub-advisory services for the Fund.

(1)   From 5/31/99.

Seligman Global Technology Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)                    Class A    Class B    Class C   Class D   Class R
-------------------------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                              4.75%         5%         2%        1%        1%
-------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)           4.75%(1)   none          1%     none      none
-------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less)                                                           none(1)       5%         1%        1%        1%
-------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                1.00%      1.00%      1.00%     1.00%     1.00%
-------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                       0.25%      1.00%      1.00%     1.00%     0.50%
-------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                 0.52%      0.52%      0.52%     0.52%     0.52%
-------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                           1.77%      2.52%      2.52%     2.52%     2.02%
-------------------------------------------------------------------------------------------------------------------------------

_________________

(1) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year     3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                           $646       $1,006        $1,389       $2,460
--------------------------------------------------------------------------------
Class B                            755        1,085         1,540        2,672+
--------------------------------------------------------------------------------
Class C                            452          877         1,427        2,927
--------------------------------------------------------------------------------
Class D                            355          785         1,340        2,856
--------------------------------------------------------------------------------
Class R                            305          634         1,088        2,348
--------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                 1 Year     3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                           $646       $1,006        $1,389       $2,460
--------------------------------------------------------------------------------
Class B                            255          785         1,340        2,672+
--------------------------------------------------------------------------------
Class C                            353          877         1,427        2,927
--------------------------------------------------------------------------------
Class D                            255          785         1,340        2,856
--------------------------------------------------------------------------------
Class R                            205          634         1,088        2,348
--------------------------------------------------------------------------------

_____________________

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman International Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The Seligman International Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in high-quality, large- and mid-capitalization growth companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Fund may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Fund generally invests in the common stock of medium- to large-sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

o     Quality management

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Strong possibility of multiple expansion

o Potential for improvement in overall operations (hidden/unappreciated value)

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

Seligman International Growth Fund

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the portfolio manager deems it advantageous to do so.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advi-sory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Seligman International Growth Fund

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to four widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on the following page do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Returns for periods of less than one year are not annualized.

Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. Other fee waiver/expense reimbursement arrangements were in effect prior to this arrangement. Absent such management fee waivers/expense reimbursements, returns presented in the bar chart and table would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman International Growth Fund

Class A Annual Total Returns--Calendar Years

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 7.65%   13.73%  25.29% -36.49% -28.09% -20.41%  29.57%   23.39%  5.53%   22.47%
-------------------------------------------------------------------------------
 1997    1998    1999    2000    2001    2002    2003     2004    2005    2006

         Best calendar quarter return: 17.38% - quarter ended 12/31/98.

         Worst calendar quarter return: -19.86% - quarter ended 9/30/02.

Average Annual Total Returns - Periods Ended 12/31/06

                                                                                                        Class C       Class R
                                                                                                         Since         Since
                                                                  One        Five           Ten        Inception     Inception
                                                                  Year       Years         Years        5/27/99       4/30/03
-------------------------------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------------------------------
Return before taxes                                              16.62%       9.39%         0.93%         n/a            n/a
-------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions                              16.62        9.39          0.59          n/a            n/a
-------------------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions
  and sale of Fund shares                                        10.80        8.18          0.69          n/a            n/a
-------------------------------------------------------------------------------------------------------------------------------
Class B                                                          16.61        9.31          0.84          n/a            n/a
-------------------------------------------------------------------------------------------------------------------------------
Class C                                                          19.31        9.40           n/a        (1.60)%          n/a
-------------------------------------------------------------------------------------------------------------------------------
Class D                                                          20.64        9.65          0.70          n/a            n/a
-------------------------------------------------------------------------------------------------------------------------------
Class R                                                          21.19         n/a           n/a          n/a          21.44%
-------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                                                  26.86       15.42          8.06         7.77(1)       26.99
-------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Growth Index                                           22.69       12.62          5.35         4.62(1)       23.13
-------------------------------------------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds Average              23.95       13.25          7.49         7.29          25.03
-------------------------------------------------------------------------------------------------------------------------------
Lipper International Funds Average                               24.84       13.92          8.11         7.83          25.10
-------------------------------------------------------------------------------------------------------------------------------

________________

The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index") and the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index ("MSCI EAFE Growth Index", collectively, the "MSCI EAFE Indices") and the Lipper International Multi-Cap Growth Funds Average and the Lipper International Funds Average (collectively, the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and taxes, and the MSCI EAFE Indices exclude the effect of fees, sales charges and taxes. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. The MSCI EAFE Growth Index is a free float-adjusted market capitalization-weighted index that measures stock market performance of the developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation. The Lipper International Multi-Cap Growth Funds Average measures the performance of mutual funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-US Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-US Broad Market Index. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities whose primary trading markets are outside the US. Lipper currently classifies the Fund as an International Multi-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

(1)   From 5/31/99.

Seligman International Growth Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)                    Class A    Class B     Class C    Class D    Class R
----------------------------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                               4.75%         5%         2%         1%         1%
----------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on Purchases (as a % of offering price)            4.75%(2)   none          1%      none       none
----------------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value,
  whichever is less)                                                            none(2)       5%         1%         1%         1%
----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------------------------
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                 0.98%      0.98%      0.98%      0.98%      0.98%
----------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                        0.25%      1.00%      1.00%      1.00%      0.50%
----------------------------------------------------------------------------------------------------------------------------------
Other Expenses(3)                                                               0.86%      0.86%      0.86%      0.86%      0.86%
----------------------------------------------------------------------------------------------------------------------------------
Total Gross Operating Expenses(1)                                               2.09%      2.84%      2.84%      2.84%      2.34%

___________

(1)   Less: Fee Waiver/Expense Reimbursement                                    0.01%      0.01%      0.01%      0.01%      0.01%
----------------------------------------------------------------------------------------------------------------------------------
      Net Operating Expenses (after Fee Waiver/Expense Reimbursement)           2.08%      2.83%      2.83%      2.83%      2.33%
----------------------------------------------------------------------------------------------------------------------------------

(2) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

(3) Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. This fee waiver and/or expense reimbursement is reflected above in footnote (1).

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above through February 29, 2008 (which reflect the contractual expense reimbursement/fee waiver arrangement described above) and (ii) after February 29, 2008, the Fund's total gross operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Class A                           $676       $1,098        $1,544       $2,780
--------------------------------------------------------------------------------
Class B                            786        1,179         1,698        2,988+
--------------------------------------------------------------------------------
Class C                            482          970         1,583        3,234
--------------------------------------------------------------------------------
Class D                            386          879         1,498        3,166
--------------------------------------------------------------------------------
Class R                            336          729         1,249        2,675
--------------------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:

                                 1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Class A                           $676       $1,098        $1,544       $2,780
--------------------------------------------------------------------------------
Class B                            286          879         1,498        2,988+
--------------------------------------------------------------------------------
Class C                            383          970         1,583        3,234
--------------------------------------------------------------------------------
Class D                            286          879         1,498        3,166
--------------------------------------------------------------------------------
Class R                            236          729         1,249        2,675
--------------------------------------------------------------------------------
_____________________

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman is responsible for each Fund's investments and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 24 US registered investment companies, which offer 61 investment portfolios with approximately $11.8 billion in assets as of January 31, 2007. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at January 31, 2007 of approximately $7.9 billion.

--------------------------------------------------------------------------------
Affiliates of Seligman:

Seligman Advisors, Inc.:

Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. ("SDC"):

Each Fund's shareholder service agent; provides shareholder account services to the Funds at cost.
--------------------------------------------------------------------------------

Each Fund pays Seligman a fee for its management services equal to a percentage of that Fund's average daily net assets. Each Fund's fee rate declines as that Fund's net assets increase. The management fee rates are:

o     Seligman Emerging Markets Fund
      1.25% on first $1 billion of net assets
      1.15% on next $1 billion of net assets
      1.05% on net assets in excess of $2 billion

o Seligman Global Growth Fund and Seligman International Growth Fund 1.00% on first $50 million of net assets
      0.95% on next $1 billion of net assets
      0.90% on net assets in excess of $1,050,000,000

o     Seligman Global Smaller Companies Fund
      1.00% on first $100 million of net assets
      0.90% on net assets in excess of $100 million

o     Seligman Global Technology Fund
      1.00% on first $2 billion of net assets
      0.95% on next $2 billion of net assets
      0.90% on net assets in excess of $4 billion

For each of Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund, through at least February 29, 2008, Seligman has contractually agreed to waive its respective management fee and/or to separately reimburse each Fund's expenses to the extent that a Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of that Fund's average daily net assets.

A discussion regarding the basis for the Series' Board of Director's approval of the continuance of the investment management agreement between the Funds and Seligman and the subadvisory agreements in respect of Wellington Management Company, LLP will be made available in the Series' Mid-year Report, dated April 30, 2007.

Subadviser

Wellington Management Company, LLP ("Wellington Management") located at 75 State Street, Boston, Massachusetts 02109, is the subadviser for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman International Growth Fund and Seligman Global Smaller Companies Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.

Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2007, Wellington Management had approximately $579 billion in assets under management. In the past, an affiliate of Wellington Management, Wellington Management International Ltd. ("Wellington International"), located at Stratton House, Stratton Street, London, W1J 8LA, United Kingdom, provided portfolio management services for a portion of Seligman Global Smaller Companies Fund. Wellington International may provide portfolio management services to Seligman Global Smaller Companies Fund again in the future. Wellington International primarily provides business development, client liaison, investment monitoring and account administrative services for Wellington Management in the European, Middle Eastern and African Regions. Wellington International also has portfolio management responsibilities for certain international small company equity clients.

Seligman pays Wellington Management a fee for the services it provides. This fee does not increase the fee payable by any Fund.

Portfolio Management

Seligman Emerging Markets Fund

Ms. Vera M. Trojan, CFA, Partner, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager for the Fund since 2003. Ms. Trojan joined Wellington Management as an investment professional in 1989.

Seligman Global Growth Fund and Seligman International Growth Fund

Mr. Andrew S. Offit, CPA, Partner, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the Funds since 2003. Mr. Offit joined Wellington Management as an investment professional in 1997.

Mr. Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Funds since 2003. Mr. Berteaux joined the firm as an investment professional in 2001.

Mr. Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Funds since 2006. Mr. Hudson joined the firm as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional at American Century Investment Management (2000-2005).

Seligman Global Smaller Companies Fund

The Global Smaller Companies Fund is managed by a team of investment professionals employed by Wellington Management.

Mr. Jamie A. Rome, CFA, Partner, Senior Vice President and Equity Portfolio Manager of Wellington Management, has managed the North American portion of the Fund since 2003. Mr. Rome joined Wellington Management as an investment professional in 1994.

Mr. Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, has served as the Portfolio Manager of the non-North American portion of the Fund since January 2006. Mr. Thomas joined the Wellington organization as an investment professional in 2002.

Mr. Daniel Maguire, CFA, Assistant Vice President, Equity Research Analyst of Wellington Management, joined the Wellington organization as an investment professional in 2004. Mr. Maguire has been involved in portfolio management and securities analysis for the non-North American portion of the Fund since January 2006. Prior to joining the firm, Mr. Maguire was an Equity Analyst at Insight Investment Management in the UK (2003-2004) and at HSBC Investment Bank (2000-2003).

Seligman Global Technology Fund

The Seligman Global Technology Fund is managed by Seligman's Global Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000, is a Managing Director of Seligman and is Vice President of Seligman Global Fund Series, Inc. and Portfolio Manager of Seligman Global Technology Fund. Mr. Parower is also a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Global Technology Portfolio, and Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Mr. Parower provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies.

Mr. Paul H. Wick, a Director and Managing Director of Seligman, is Vice President of Seligman Communications and Information Fund and has been its Portfolio Manager since January 1990. Mr. Wick is also a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Communications and Information Portfolio. Mr. Wick provides portfolio management services for certain private and offshore funds, including those with similar invesment strategies as the Fund and others using long and short strategies. Mr. Wick joined Seligman in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a member of Seligman's Board of Directors in November 1997. Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor capital equipment and electronics capital equipment sectors.

Ms. Reema D. Shah, a Managing Director of Seligman, joined Seligman in November 2000. Ms. Shah is Vice President and Co-Portfolio Manager of Seligman Communications and Information Fund, Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc., and Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Seligman Communication and Information Portfolio. Ms. Shah provides portfolio management services for certain private and offshore funds, including those with similar invesment strategies as the Fund and others using long and short strategies. Ms. Shah provides assistance to Mr. Parower in managing the Fund through her research and contributions to the investment decisions with respect to companies in the internet, consumer and enterprise software, and education sectors.

Mr. Ajay Diwan, a Managing Director of Seligman, joined Seligman in February 2001. Mr. Diwan is Vice President and Co-Portfolio Manager of Seligman Communications and Information Fund, and Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Seligman Communication and Information Portfolio. Mr. Diwan provides portfolio management services for certain private and offshore funds, including those with similar invesment strategies as the Fund and others using long and short strategies. Previously, Mr. Diwan was Vice President, Equity Research for Goldman Sachs from 1994 where he was responsible for the data networking, optical systems and wireless equipment sectors and lead managed the initial public offerings of several companies. Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage and information technology services industries.

Mr. Benjamin Lu, a Vice President, Investment Officer, joined Seligman in April 2005. Previously, he was an Associate Director for UBS from July 2002 to April 2005, covering the U.S. electronic manufacturing services and electronic components sectors. Prior to then, Mr. Lu was an Associate Analyst with JP Morgan, covering the data networking sector from 2000 to 2002 and the internet services sector from 1999 to 2000. Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

The Series' Statement of Additional Information provides additional information about the compensation of the individuals named above (the "Portfolio Team"), other accounts managed by each member of the Portfolio Team and each member of the Portfolio Team's ownership of securities of the Fund(s) for which they provide portfolio management.

Frequently Asked Questions About Regulatory Matters

In late 2003, Seligman conducted an extensive internal review in response to public announcements concerning mutual fund trading practices. The following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."

Q1.   Have any Seligman employees engaged in improper trading?

A. The Manager conducted an internal review of employee trading in shares of the Seligman Funds in the fall of 2003 and continues to monitor employee trading in the Seligman Funds. The Manager has not found any improper trading activity by Seligman employees.

Q2. Does Seligman have any policies relating to employee investment in the Seligman Funds?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3. Has Seligman engaged in improper disclosure of a Fund's portfolio holdings?

A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest. A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is set forth in each Fund's Statement of Additional Information.

Q4. What is Seligman's policy with regard to receipt of late trades (i.e., after 4:00 pm Eastern Time)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

      The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.   What is Seligman's policy regarding market timing?

A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures. A general description of the Seligman Funds' policies is set forth in each Fund's prospectus.

Q6.   Has Seligman conducted an internal review relating to market timing?

A. The Manager completed its internal review in the fall of 2003. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before September 2003. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager in May 2004 paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.

Q7.   Does Seligman disclose its internal market timing control procedures?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.   What new practices are being considered to prevent market timing abuses?

A. Like other members of the mutual fund industry, Seligman has considered, and continues to consider, numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9. Is Seligman involved with any federal or state investigation relating to market timing or late trading?

A. A. Beginning in February 2004, Seligman was in discussions with the New York staff of the SEC and the Office of the New York Attorney General ("Attorney General") in connection with their review of frequent trading in certain of the Seligman mutual funds. No late trading is involved. This review was apparently stimulated by Seligman's voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on Seligman that were unacceptable to Seligman, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman. Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Funds.

      Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman mutual funds to Seligman. Seligman objected to the Attorney General's seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General's inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

      At the end of September 2005, the Attorney General indicated that it intended to file an action at some point in the future alleging, in substance, that Seligman permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure used by the Seligman Funds is and has been misleading. On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino, reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, "Damages"), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

      Any resolution of these matters with regulatory authorities may include, but not be limited to, the relief sought by the Attorney General or other sanctions or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman

      Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

      Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Q10.  Does Seligman have any market timing arrangements at the current time?

A. Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11. Have any employees been disciplined in connection with the Manager's overall internal review?

A.    One employee has left Seligman.

Shareholder Information

Deciding Which Class of Shares to Buy

Each Class of a Fund represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

o     The amount you plan to invest.

o How long you intend to remain invested in that Fund, or another Seligman mutual fund.

o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a contingent deferred sales charge) and pay higher ongoing 12b-1 fees, or in the case of employee benefit plans eligible to purchase Class R shares, be subject to a CDSC for a shorter period of time and pay higher ongoing 12b-1 fees.

o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A
--------------------------------------------------------------------------------

o     Initial sales charge on Fund purchases, as set forth below:

                                     Sales Charge as a %     Sales Charge as a % of      Regular Dealer Discount
      Amount of your Investment     of Offering Price(1)      Net Amount Invested       as a % of Offering Price
      -----------------------------------------------------------------------------------------------------------
      Less than $50,000                     4.75%                     4.99%                       4.25%
      -----------------------------------------------------------------------------------------------------------
      $50,000 - $99,999                     4.00                      4.17                        3.50
      -----------------------------------------------------------------------------------------------------------
      $100,000 - $249,999                   3.50                      3.63                        3.00
      -----------------------------------------------------------------------------------------------------------
      $250,000 - $499,999                   2.50                      2.56                        2.25
      -----------------------------------------------------------------------------------------------------------
      $500,000 - $999,999                   2.00                      2.04                        1.75
      -----------------------------------------------------------------------------------------------------------
      $1,000,000 and over(2)                0.00                      0.00                        0.00
      -----------------------------------------------------------------------------------------------------------

________________

(1) "Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.

(2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

o     Annual 12b-1 fee (for shareholder services) of up to 0.25%.

o No initial sales charge on reinvested dividends or capital gain distributions.

Information Regarding Breakpoint Discounts for Class A Shares

Purchases of Class A shares by a "single person" may be eligible for the reduced initial sales charges ("Breakpoint Discounts") that are described above. For the purpose of the Breakpoint Discount thresholds described above, "single persons" includes individuals and immediate family members (i.e., husband, wife, and minor child), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a "single person", please consult the Series' Statement of Additional Information. "Single persons" may be eligible for Breakpoint Discounts under the following circumstances:

Discounts and Rights of Accumulation. Breakpoint Discounts contemplated above are also available under a Seligman Group of Funds program referred to as "Rights of Accumulation." Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a "single person" in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of a Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. This program also applies separately to Class C shares. Accordingly, with respect to a letter of intent to purchase Class C shares, no other share class will be aggregated with Class C shares. Please see the Class C shares schedule of Breakpoints Discounts below.

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.

BISYS Plans. Plans that (i) own Class B shares of any Seligman mutual fund and
(ii) participate in Seligman Growth 401(k) through BISYS's third-party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.

CDSCs. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Series' Statement of Additional Information.

Additional Information. For more information regarding Breakpoint Discounts, please consult the Series' Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

Information Regarding Sales of Class A Shares at Net Asset Value

Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of such Fund, the other investment companies in the Seligman Group, Seligman, SDC and Seligman's affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the Series' Statement of Additional
Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Funds' distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside Directors, or pursuant to a "fund of funds" arrangement; certain "eligible employee benefit plans"; those partners and employees of outside counsel to the Series or its directors or trustees who regularly provide advice and services to the Series, to other funds managed by Seligman, or to their directors or trustees; in connection with sales pursuant to retirement plan alliance programs that have a written agreement with the Funds' distributor; and to participants in certain retirement and deferred compensation plans and trusts for which certain entities act as broker-dealer, trustee, or recordkeeper.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

For more information about those who can purchase shares of the Funds without a sales charge, and other relevant information, please consult the Series' Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Class B
--------------------------------------------------------------------------------

o     No initial sales charge on purchases.

o     A declining CDSC on shares sold within 6 years of purchase:

      Years Since Purchase                         CDSC
      ----------------------------------------------------
      Less than 1 year                              5%
      ----------------------------------------------------
      1 year or more but less than 2 years          4
      ----------------------------------------------------
      2 years or more but less than 3 years         3
      ----------------------------------------------------
      3 years or more but less than 4 years         3
      ----------------------------------------------------
      4 years or more but less than 5 years         2
      ----------------------------------------------------
      5 years or more but less than 6 years         1
      ----------------------------------------------------
      6 years or more                               0
      ----------------------------------------------------

      Your purchase of Class B shares must be for less than $250,000, because if you are investing $250,000 or more, you will pay less in fees and charges if you buy another Class of shares. If you are considering purchasing Class B shares in an amount greater than $50,000 initially or over time (e.g., over thirteen months), you should consider whether you would be better off purchasing Class A or Class C shares, including pursuant to a Class A or Class C letter of intent. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class C
--------------------------------------------------------------------------------

o     Initial sales charge on Fund purchases, as set forth below:

                                     Sales Charge as a %     Sales Charge as a % of     Regular Dealer Discount
      Amount of your Investment     of Offering Price(1)      Net Amount Invested       as a % of Offering Price
      -----------------------------------------------------------------------------------------------------------
      Less than $100,000                    1.00%                      1.01%                      1.00%
      -----------------------------------------------------------------------------------------------------------
      $100,000 - $249,999                   0.50                       0.50                       0.50
      -----------------------------------------------------------------------------------------------------------
      $250,000 - $999,999                   0.00                       0.00                       0.00
      -----------------------------------------------------------------------------------------------------------

_________________

(1) "Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

o     A 1% CDSC on shares sold within eighteen months of purchase.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No initial sales charge on reinvested dividends or capital gain distributions.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

When purchasing shares through certain financial intermediaries listed in the Series' Statement of Additional Information, investors may also buy Class C shares without an initial sales charge and with a 1% CDSC on shares sold within twelve months of purchase. Such intermediaries are known as Level Load Intermediaries.

In addition, in connection with the purchase of Class C shares by a "single person" (as defined above and in the Series' Statement of Additional Information), investors may be eligible for Breakpoint Discounts, as provided in the Class C sales charge schedule, through a Right of Accumulation and a letter of intent, as described above. For the purpose of determining eligibility for a Breakpoint Discount under a Right of Accumulation or letter of intent, in respect of Class C shares, no other share class will be aggregated with Class C shares.

Class D*
--------------------------------------------------------------------------------

o     No initial sales charge on purchases.

o     A 1% CDSC on shares sold within one year of purchase.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

________________

* Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of a Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

Class R**
--------------------------------------------------------------------------------

o     No initial sales charge on purchases.

o     Annual 12b-1 fee (for distribution and shareholder services) of 0.50%.

o A 1% CDSC on shares sold within one year of the plan's initial purchase of Class R shares of a Fund.

o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

________________

** Class R shares are not available to all investors. You may purchase Class R shares only if you are a qualified or non-qualified employee benefit plan or arrangement (other than a Section 403(b) plan sponsored by public educational institutions) that provides for the purchase of Fund shares and has

      (1) less than $20 million in assets (determined at the time of initial investment in the Seligman Group of mutual funds); and

      (2) at least (a) $500,000 invested in the Seligman Group of mutual funds or (b) 50 eligible employees to whom such plan is made available.

--------------------------------------------------------------------------------

Seligman (as well as the Funds' distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Series' Statement of Additional Information.

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because each Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of charges.

The Board of Directors of the Series believes that no conflict of interest currently exists between each Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman mutual fund, it will be assumed that you held the shares of the other Seligman mutual fund since the date you originally purchased the shares of that Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of a Fund, it will be assumed that you held the shares of a Fund since the date you originally purchased shares of the other Seligman mutual fund.

The CDSC on Class A, Class B, Class C, Class D and Class R shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans, 401(k) plans and IRAs; in connection with shares sold to current and retired Directors of the Series; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) and retirement programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. The CDSC may also be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund. For more information, please consult the Series' Statement of Additional Information or www.seligman.com.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of a Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charges will be added to the purchase price for Class A shares and Class C shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

--------------------------------------------------------------------------------
NAV: Computed separately for each Class by dividing that Class's share of the net assets of a Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day, subject to any applicable sales charges. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC. Because of their higher 12b-1 fees, the NAV of Class B, Class C, Class D and Class R shares will generally be lower than the NAV of the Class A shares of a Fund.

The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because the Funds have portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, the value of a Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Generally, portfolio securities are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. However, since trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the NYSE, the closing prices for such securities may not fully reflect events that occur after the local markets close but before the close of the NYSE. The Board of Directors of the Series has approved "fair value" procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationships between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any) and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

In addition, if Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Board of Directors of the Series. These fair value procedures may be used to determine the value of a security held by a Fund in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of such security.

Opening Your Account

The Funds' shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges

--------------------------------------------------------------------------------
You may buy shares of any Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.
--------------------------------------------------------------------------------

or lower minimum investments. Ask an authorized dealer or your financial advisor, if any of these programs apply to you. Class D and Class R shares are not available to all investors. For more information, see "Deciding Which Class of Share to Buy - Class D" and "- Class R."

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor, or complete an account application and send it with your check made payable to the applicable Fund directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments per Fund are:

o     Regular (non-retirement) accounts: $1,000

o     For accounts opened concurrently with Invest-A-Check(R):

      o     $100 to open if you will be making monthly investments

      o     $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in that Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.
P.O. Box 9759
Providence, RI 02940-9759

Share certificates representing shares of a Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder servicing agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.
P.O. Box 9766
Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House ("ACH") member bank. If your bank is not a member of ACH, the Funds will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check(R), you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until a Fund's minimum initial investment of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check(R) investments may be made for any amount.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit in shares of a Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies invested in a Fund. (Dividend checks must include your name, account number, Fund name, and class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

The Funds may permit investments that are lower than the investment minimums described in this Prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of any Fund. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment. See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all Classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically within 2 business days after your shares are sold).

You may sell shares to a Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and each Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

o     A signed, written redemption request;

o     Telephone confirmation; and

o     A medallion signature guarantee.

Telephone confirmations will not affect the date on which your redemption request is actually processed, but may delay the payment of proceeds.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

--------------------------------------------------------------------------------
Medallion Signature Guarantee:

Protects you and each Seligman mutual Fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.
--------------------------------------------------------------------------------

You may need to provide additional documents to sell Fund shares if you are:

o     a corporation;

o     an executor or administrator;

o     a trustee or custodian; or

o     in a retirement plan.

Contact an authorized dealer, your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C, Class D or Class R shares, you may annually withdraw 12%, 10%, 10% or 10%, respectively, of the value of your accounts (at the time of election) without a CDSC.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

o Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of the Fund's net assets;

o     Refuse any request to buy Fund shares;

o     Reject any request received by telephone;

o     Suspend or terminate telephone services;

o Reject a medallion signature guarantee that SDC believes may be fraudulent;

o Close your fund account if its value falls below $500, although a Fund generally will not close an account that falls below $500 as a result of a market decline. A Fund will notify you in writing at least 30 days before closing the account;

o Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); and

o Request additional information to close your account to the extent required or permitted by applicable law or regulations, including those related to the prevention of money laundering.

Telephone Services. You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file, you may have your redemption proceeds directly deposited to your bank account);

o     Exchange shares between Seligman mutual funds;

o     Change dividend and/or capital gain distribution options;

o     Change your address; and

o     Establish systematic withdrawals to address of record.

If you do not elect telephone services on your account application when you open your account, or opened your account through an authorized dealer or your financial advisor, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

o     Corporations may not sell Fund shares by phone;

o     IRAs may only exchange Fund shares or request address changes by phone;
      and

o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Fund and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege If you sell Fund shares, you may elect, within 120 calendar days, to use part or all of the proceeds to buy shares of that Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege may be exercised only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund's portfolio. If any Fund, Seligman Advisors (the Funds' distributor), or SDC (the Funds' shareholder servicing agent) (referred to collectively below as the "Seligman Parties") determine that you have exchanged more than twice to and from the same Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund's shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program). In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds' policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund's portfolio, hinder such Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund's operating costs and decrease a Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from a Fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------

Investors who purchase shares of a Fund that invests in non-U.S. securities and/or small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact these Funds.

Dividends and Capital Gain Distributions

Each Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains. Seligman Global Growth Fund, Seligman Global Technology Fund and Seligman International Growth Fund had substantial capital loss carryforwards which are available for offset against future net capital gains, expiring in varying amounts through 2011. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

You may elect to:

(1)   reinvest both dividends and capital gain distributions;

(2)   receive dividends in cash and reinvest capital gain distributions; or

(3)   receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise or if you own a Fund's shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may write to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call

SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, typically within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends on Class B, Class C, Class D and Class R shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by a Fund are taxable to you as ordinary income. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on gains resulting from the sale or exchange of Fund shares.

You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of a Fund's shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

EQUITY
--------------------------------------------------------------------------------

Specialty
--------------------------------------------------------------------------------

Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.

Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company
--------------------------------------------------------------------------------

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be "value" companies by the investment manager.

Medium Company
--------------------------------------------------------------------------------

Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

Large Company
--------------------------------------------------------------------------------

Seligman Common Stock Fund

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term capital appreciation.

Seligman International Growth Fund

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in international markets.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be "value" companies by the investment manager.

Balanced
--------------------------------------------------------------------------------

Seligman Income and Growth Fund

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate Securities
--------------------------------------------------------------------------------

Seligman LaSalle Global Real Estate Fund

Seeks total return through a combination of current income and long-term capital appreciation by investing in equity and equity-related securities issued by global real estate companies, such as US real estate investment trusts (REITs) and similar entities outside the US.

Seligman LaSalle Monthly Dividend Real Estate Fund

Seeks to produce a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME
--------------------------------------------------------------------------------

Income
--------------------------------------------------------------------------------

Seligman High-Yield Fund

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Core Fixed Income Fund (formerly, Seligman Investment Grade Fixed Income Fund)

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

Seligman U.S. Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

Municipal
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California
o High-Yield
o Quality
Colorado
Florida
Georgia
Louisiana
Maryland
Massachusetts
Michigan
Minnesota
Missouri
New Jersey
New York
North Carolina
Ohio
Oregon
Pennsylvania
South Carolina

*     A small portion of income may be subject to state and local taxes.

Money Market
--------------------------------------------------------------------------------

Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION
--------------------------------------------------------------------------------

Seligman Time Horizon/Harvester Series, Inc. offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium- capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth- oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend-producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Time Horizon 10 Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers five asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2045

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2045 approaches.

Seligman TargETFund 2035

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2035 approaches.

Seligman TargETFund 2025

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

Seligman TargETFund 2015

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

Seligman TargETFund Core

Seeks capital appreciation and preservation of capital with current income.

Financial Highlights

The tables below are intended to help you understand the financial performance of certain of the Funds' classes for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding during a particular period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class of a Fund, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or taxes and are not annualized. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Series' financial statements, is included in the Series' Annual Report, which is available upon request.

EMERGING MARKETS FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS A                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  10.19     $   7.67     $   6.47     $   4.34     $   4.11
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.03)       (0.01)       (0.04)       (0.06)       (0.06)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments               3.07         2.61         1.16         1.89         0.26
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.11        (0.08)        0.08         0.30         0.03
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 3.15         2.52         1.20         2.13         0.23
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.72)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  12.62     $  10.19     $   7.67     $   6.47     $   4.34
===========================================================================================================================
Total Return:                                                   32.80%       32.86%       18.55%       49.08%        5.60%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 55,515     $ 48,276     $ 34,066     $ 34,744     $ 24,173
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.35%        2.58%        3.03%        3.61%        3.12%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (0.29)%      (0.08)%      (0.53)%      (1.20)%      (1.23)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        110.49%      129.33%      106.84%      251.65%      149.82%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               2.46%        2.78%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (0.40)%      (0.28)%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

EMERGING MARKETS FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS B                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $   9.47     $   7.19     $   6.11     $   4.13     $   3.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.11)       (0.07)       (0.09)       (0.09)       (0.09)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments               2.83         2.43         1.09         1.77         0.24
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.11        (0.08)        0.08         0.30         0.03
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.83         2.28         1.08         1.98         0.18
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.72)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  11.58     $   9.47     $   7.19     $   6.11     $   4.13
===========================================================================================================================
Total Return:                                                   31.85%       31.71%       17.68%       47.94%        4.56%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $  6,908     $  6,317     $  7,847     $  8,885     $  6,776
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          3.10%        3.33%        3.78%        4.36%        3.87%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.04)%      (0.83)%      (1.28)%      (1.95)%      (1.98)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        110.49%      129.33%      106.84%      251.65%      149.82%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               3.21%        3.53%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.15)%      (1.03)%
---------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS C                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $   9.50     $   7.20     $   6.12     $   4.13     $   3.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.11)       (0.07)       (0.09)       (0.09)       (0.09)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments               2.84         2.45         1.09         1.78         0.24
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.11        (0.08)        0.08         0.30         0.03
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.84         2.30         1.08         1.99         0.18
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.72)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  11.62     $   9.50     $   7.20     $   6.12     $   4.13
===========================================================================================================================
Total Return:                                                   31.85%       31.94%       17.65%       48.18%        4.56%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $  6,101     $  4,053     $  2,243     $  1,868     $  1,021
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          3.10%        3.33%        3.78%        4.36%        3.87%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.04)%      (0.83)%      (1.28)%      (1.95)%      (1.98)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        110.49%      129.33%      106.84%      251.65%      149.82%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               3.21%        3.53%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.15)%      (1.03)%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

EMERGING MARKETS FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS D                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $   9.50     $   7.20     $   6.11     $   4.13     $   3.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.11)       (0.07)       (0.09)       (0.09)       (0.09)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments               2.84         2.45         1.10         1.77         0.24
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.11        (0.08)        0.08         0.30         0.03
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.84         2.30         1.09         1.98         0.18
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.72)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  11.62     $   9.50     $   7.20     $   6.11     $   4.13
===========================================================================================================================
Total Return:                                                   31.85%       31.94%       17.84%       47.94%        4.56%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 20,471     $ 13,459     $ 10,684     $  8,551     $  5,807
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          3.10%        3.33%        3.78%        4.36%        3.87%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.04)%      (0.83)%      (1.28)%      (1.95)%      (1.98)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        110.49%      129.33%      106.84%      251.65%      149.82%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               3.21%        3.53%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.15)%      (1.03)%
---------------------------------------------------------------------------------------------------------------------------

                                                                   Year ended October 31,           4/30/03@
                                                             ----------------------------------        to
CLASS R                                                        2006         2005         2004       10/31/03
---------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.17     $   7.67     $   6.47     $   4.58
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.06)       (0.03)       (0.06)       (0.05)
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments               3.08         2.61         1.18         1.77
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.11        (0.08)        0.08         0.17
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                 3.13         2.50         1.20         1.89
---------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.72)          --           --           --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  12.58     $  10.17     $   7.67     $   6.47
===============================================================================================================
Total Return:                                                   32.66%       32.59%       18.55%       41.27%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                     $  2,377     $    708     $    174     $      2
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.60%        2.83%        3.27%        3.94%+
---------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (0.54)%      (0.33)%      (0.78)%      (1.88)%+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        110.49%      129.33%      106.84%      251.65%++
---------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               2.71%        3.03%
---------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (0.65)%      (0.53)%
---------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

GLOBAL GROWTH FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS A                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $   7.39     $   7.31     $   6.21     $   5.18     $   6.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.08)       (0.03)       (0.08)       (0.02)       (0.05)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        1.14         0.28         0.95         0.77        (1.83)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.14        (0.17)        0.23         0.28         0.11
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.20         0.08         1.10         1.03        (1.77)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $   8.59     $   7.39     $   7.31     $   6.21     $   5.18
===========================================================================================================================
Total Return:                                                   16.24%        1.09%       17.71%#      19.88%      (25.47)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 25,477     $ 25,951     $ 31,668     $ 30,938     $ 33,316
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.10%        2.10%        2.30%        2.39%        1.98%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (0.97)%      (0.40)%      (1.17)%      (0.32)%      (0.67)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        127.09%      269.07%      270.63%      251.04%      120.78%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               2.26%        2.31%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.13)%      (0.61)%
---------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS B                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $   6.77     $   6.75     $   5.78     $   4.86     $   6.56
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.13)       (0.08)       (0.12)       (0.06)       (0.09)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        1.04         0.27         0.86         0.70        (1.72)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.14        (0.17)        0.23         0.28         0.11
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.05         0.02         0.97         0.92        (1.70)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $   7.82     $   6.77     $   6.75     $   5.78     $   4.86
===========================================================================================================================
Total Return:                                                   15.51%        0.30%       16.78%#      18.93%      (25.91)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $  3,588     $  5,800     $  9,849     $ 12,191     $ 12,661
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.85%        2.85%        3.05%        3.15%        2.73%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.72)%      (1.15)%      (1.92)%      (1.08)%      (1.42)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        127.09%      269.07%      270.63%      251.04%      120.78%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               3.01%        3.06%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.18)%      (1.36)%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

GLOBAL GROWTH FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS C                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $   6.78     $   6.76     $   5.79     $   4.87     $   6.57
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.13)       (0.08)       (0.12)       (0.06)       (0.09)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        1.04         0.27         0.86         0.70        (1.72)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.14        (0.17)        0.23         0.28         0.11
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.05         0.02         0.97         0.92        (1.70)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $   7.83     $   6.78     $   6.76     $   5.79     $   4.87
===========================================================================================================================
Total Return:                                                   15.49%        0.30%       16.75%#      18.89%      (25.88)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $  3,169     $  3,335     $  3,208     $  3,102     $  3,903
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.85%        2.85%        3.05%        3.15%        2.73%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.72)%      (1.15)%      (1.92)%      (1.08)%      (1.42)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        127.09%      269.07%      270.63%      251.04%      120.78%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               3.01%        3.06%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.88)%      (1.36)%
---------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS D                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $   6.78     $   6.75     $   5.79     $   4.87     $   6.57
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.13)       (0.08)       (0.12)       (0.06)       (0.09)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        1.03         0.28         0.85         0.70        (1.72)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.14        (0.17)        0.23         0.28         0.11
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.04         0.03         0.96         0.92        (1.70)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $   7.82     $   6.78     $   6.75     $   5.79     $   4.87
===========================================================================================================================
Total Return:                                                   15.34%        0.44%       16.58%#      18.89%      (25.88)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $  8,841     $ 10,263     $ 13,635     $ 14,769     $ 17,397
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.85%        2.85%        3.05%        3.15%        2.73%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.72)%      (1.15)%      (1.92)%      (1.08)%      (1.42)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        127.09%      269.07%      270.63%      251.04%      120.78%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               3.01%        3.06%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.88)%      (1.36)%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

GLOBAL GROWTH FUND

                                                                    Year ended October 31,          4/30/03@
                                                             ------------------------------------      to
CLASS R                                                        2006         2005         2004       10/31/03
---------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   7.35     $   7.29     $   6.21     $   5.35
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.10)       (0.05)       (0.10)       (0.03)
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments               1.14         0.28         0.95         0.76
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.14        (0.17)        0.23         0.13
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.18         0.06         1.08         0.86
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   8.53     $   7.35     $   7.29     $   6.21
===============================================================================================================
Total Return:                                                   16.05%        0.82%       17.39%#      16.07%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                     $     23     $      2     $      2     $      2
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.35%        2.35%        2.55%        2.72%+
---------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.22)%      (0.65)%      (1.42)%      (0.76)%+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        127.09%      269.07%      270.63%      251.04%++
---------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               2.51%        2.56%
---------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.38)%      (0.86)%
---------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

GLOBAL SMALLER COMPANIES FUND

                                                                                 Year ended October 31,
                                                             --------------------------------------------------------------
CLASS A                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  16.63     $  13.67     $  11.78     $   8.97     $  11.13
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.08)       (0.09)       (0.09)       (0.08)       (0.12)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.41         3.35         1.65         2.33        (2.30)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.25        (0.30)        0.33         0.56         0.26
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.58         2.96         1.89         2.81        (2.16)
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.43)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  18.78     $  16.63     $  13.67     $  11.78     $   8.97
===========================================================================================================================
Total Return:                                                   20.30%       21.65%       16.04%#      31.33%      (19.41)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $119,268     $111,473     $ 87,189     $ 79,222     $ 72,522
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          1.82%        1.98%        2.13%        2.24%        1.87%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (0.43)%      (0.57)%      (0.69)%      (0.79)%      (1.10)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         67.93%       76.40%       94.65%      262.14%       99.70%
---------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS B                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  14.93     $  12.38     $  10.75     $   8.25     $  10.31
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.19)       (0.18)       (0.17)       (0.14)       (0.19)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.05         3.03         1.47         2.08        (2.13)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.25        (0.30)        0.33         0.56         0.26
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.11         2.55         1.63         2.50        (2.06)
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.43)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  16.61     $  14.93     $  12.38     $  10.75     $   8.25
===========================================================================================================================
Total Return:                                                   19.40%       20.60%       15.16%#      30.30%      (19.98)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 10,074     $ 16,721     $ 30,356     $ 45,136     $ 45,451
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.57%        2.73%        2.88%        2.99%        2.62%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.18)%      (1.32)%      (1.44)%      (1.54)%      (1.85)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         67.93%       76.40%       94.65%      262.14%       99.70%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

GLOBAL SMALLER COMPANIES FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS C                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  14.98     $  12.40     $  10.77     $   8.25     $  10.32
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.19)       (0.19)       (0.17)       (0.14)       (0.19)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.06         3.07         1.47         2.10        (2.14)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.25        (0.30)        0.33         0.56         0.26
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.12         2.58         1.63         2.52        (2.07)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.43)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  16.67     $  14.98     $  12.40     $  10.77     $   8.25
===========================================================================================================================
Total Return:                                                   19.41%       20.81%       15.14%#      30.55%      (20.06)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $  7,361     $  6,084     $  3,035     $  1,928     $  1,694
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.57%        2.73%        2.88%        2.99%        2.62%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.18)%      (1.32)%      (1.44)%      (1.54)%      (1.85)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         67.93%       76.40%       94.65%      262.14%       99.70%
---------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS D                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  14.97     $  12.40     $  10.77     $   8.25     $  10.32
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.19)       (0.19)       (0.17)       (0.14)       (0.19)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.05         3.06         1.47         2.10        (2.14)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.25        (0.30)        0.33         0.56         0.26
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.11         2.57         1.63         2.52        (2.07)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.43)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  16.65     $  14.97     $  12.40     $  10.77     $   8.25
===========================================================================================================================
Total Return:                                                   19.35%       20.73%       15.14%#      30.55%      (20.06)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 48,208     $ 47,633     $ 45,140     $ 46,403     $ 42,425
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.57%        2.73%        2.88%        2.99%        2.62%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.18)%      (1.32)%      (1.44)%      (1.54)%      (1.85)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         67.93%       76.40%       94.65%      262.14%       99.70%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

GLOBAL SMALLER COMPANIES FUND

                                                                    Year ended October 31,          4/30/03@
                                                             ----------------------------------        to
CLASS R                                                        2006         2005         2004       10/31/03
---------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  16.56     $  13.64     $  11.78     $   8.94
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.12)       (0.13)       (0.12)       (0.03)
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments               2.39         3.35         1.65         2.58
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on foreign
     currency transactions*                                      0.25        (0.30)        0.33         0.29
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.52         2.92         1.86         2.84
---------------------------------------------------------------------------------------------------------------
Less Distributions:
---------------------------------------------------------------------------------------------------------------
   Distributions from net realized capital gain                 (0.43)          --           --           --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  18.65     $  16.56     $  13.64     $  11.78
===============================================================================================================
Total Return:                                                   20.00%       21.41%       15.79%#      31.77%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                     $    134     $    107     $      2     $      2
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.07%        2.23%        2.38%        2.45%+
---------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (0.68)%      (0.82)%      (0.94)%      (0.52)%+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         67.93%       76.40%       94.65%      262.14%++
---------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

GLOBAL TECHNOLOGY FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS A                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  12.81     $  11.51     $  11.81     $   8.38     $  11.29
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.19)       (0.10)       (0.18)       (0.14)       (0.17)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.75         1.46        (0.25)        3.25        (2.89)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.05        (0.06)        0.13         0.32         0.15
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.61         1.30        (0.30)        3.43        (2.91)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  15.42     $  12.81     $  11.51     $  11.81     $   8.38
===========================================================================================================================
Total Return:                                                   20.37%       11.29%       (2.54)%#     40.93%      (25.78)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $247,066     $236,998     $270,154     $324,387     $276,832
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          1.77%        1.83%        1.83%        1.89%        1.81%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.30)%      (0.81)%      (1.57)%      (1.44)%      (1.56)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        195.49%      150.83%      133.51%      190.14%      151.83%
---------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS B                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  11.40     $  10.33     $  10.67     $   7.64     $  10.37
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.26)       (0.17)       (0.25)       (0.19)       (0.24)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.43         1.30        (0.22)        2.90        (2.64)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.05        (0.06)        0.13         0.32         0.15
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.22         1.07        (0.34)        3.03        (2.73)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  13.62     $  11.40     $  10.33     $  10.67     $   7.64
===========================================================================================================================
Total Return:                                                   19.47%       10.36%       (3.19)%#     39.66%      (26.33)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 32,534     $ 40,428     $ 57,700     $ 81,002     $ 69,338
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.52%        2.58%        2.58%        2.65%        2.56%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (2.05)%      (1.56)%      (2.32)%      (2.20)%      (2.31)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        195.49%      150.83%      133.51%      190.14%      151.83%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

GLOBAL TECHNOLOGY FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS C                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  11.40     $  10.33     $  10.67     $   7.64     $  10.37
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.26)       (0.17)       (0.25)       (0.19)       (0.24)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.44         1.30        (0.22)        2.90        (2.64)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.05        (0.06)        0.13         0.32         0.15
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.23         1.07        (0.34)        3.03        (2.73)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  13.63     $  11.40     $  10.33     $  10.67     $   7.64
===========================================================================================================================
Total Return:                                                   19.56%       10.36%       (3.19)%#     39.66%      (26.33)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 20,161     $ 18,001     $ 22,401     $ 30,199     $ 25,978
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.52%        2.58%        2.58%        2.65%        2.56%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (2.05)%      (1.56)%      (2.32)%      (2.20)%      (2.31)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        195.49%      150.83%      133.51%      190.14%      151.83%
---------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS D                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  11.38     $  10.31     $  10.65     $   7.62     $  10.35
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.26)       (0.17)       (0.25)       (0.19)       (0.24)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.43         1.30        (0.22)        2.90        (2.64)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.05        (0.06)        0.13         0.32         0.15
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.22         1.07        (0.34)        3.03        (2.73)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  13.60     $  11.38     $  10.31     $  10.65     $   7.62
===========================================================================================================================
Total Return:                                                   19.51%       10.38%       (3.19)%#     39.76%      (26.38)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 65,436     $ 67,135     $ 83,800     $106,981     $ 93,637
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.52%        2.58%        2.58%        2.65%        2.56%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (2.05)%      (1.56)%      (2.32)%      (2.20)%      (2.31)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        195.49%      150.83%      133.51%      190.14%      151.83%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

GLOBAL TECHNOLOGY FUND

                                                                   Year ended October 31,           4/30/03@
                                                             ----------------------------------        to
CLASS R                                                        2006         2005         2004       10/31/03
---------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  12.74     $  11.49     $  11.80     $   9.03
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.22)       (0.13)       (0.21)       (0.09)
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.73         1.44        (0.23)        2.66
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on foreign
     currency transactions*                                      0.05        (0.06)        0.13         0.20
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.56         1.25        (0.31)        2.77
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  15.30     $  12.74     $  11.49     $  11.80
===============================================================================================================
Total Return:                                                   20.09%       10.88%       (2.63)%#     30.68%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                     $    492     $    287     $    197     $      2
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.02%        2.08%        2.08%        2.14%+
---------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.55)%      (1.06)%      (1.82)%      (1.66)%+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        195.49%      150.83%      133.51%      190.14%++
---------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

INTERNATIONAL GROWTH FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS A                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  12.56     $  12.01     $   9.90     $   8.25     $   9.91
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.09)       (0.02)       (0.15)       (0.07)       (0.08)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.54         1.17         1.67         0.99        (2.09)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.57        (0.60)        0.59         0.73         0.51
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 3.02         0.55         2.11         1.65        (1.66)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  15.58     $  12.56     $  12.01     $   9.90     $   8.25
===========================================================================================================================
Total Return:                                                   24.04%        4.58%       21.31%       20.00%      (16.75)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 47,192     $ 36,963     $ 30,553     $ 22,896     $ 20,497
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.08%        2.08%        2.80%        3.17%        2.64%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (0.61)%      (0.13)%      (1.39)%      (0.80)%      (0.82)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        165.09%      189.17%      241.12%      303.81%      216.01%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               2.09%        2.32%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (0.62)%      (0.37)%
---------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS B                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  11.35     $  10.93     $   9.08     $   7.63     $   9.24
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.18)       (0.10)       (0.22)       (0.12)       (0.14)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.24         1.12         1.48         0.84        (1.98)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.57        (0.60)        0.59         0.73         0.51
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.63         0.42         1.85         1.45        (1.61)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  13.98     $  11.35     $  10.93     $   9.08     $   7.63
===========================================================================================================================
Total Return:                                                   23.17%        3.84%       20.37%       19.00%      (17.42)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $  7,852     $  7,488     $  6,537     $  4,828     $  4,332
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.83%        2.83%        3.55%        3.93%        3.40%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.36)%      (0.88)%      (2.14)%      (1.56)%      (1.58)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        165.09%      189.17%      241.12%      303.81%      216.01%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               2.84%        3.07%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.37)%      (1.12)%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

INTERNATIONAL GROWTH FUND

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS C                                                        2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  11.37     $  10.95     $   9.09     $   7.64     $   9.24
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.18)       (0.10)       (0.22)       (0.12)       (0.14)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.24         1.12         1.49         0.84        (1.97)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.57        (0.60)        0.59         0.73         0.51
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.63         0.42         1.86         1.45        (1.60)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  14.00     $  11.37     $  10.95     $   9.09     $   7.64
===========================================================================================================================
Total Return:                                                   23.13%        3.84%       20.46%       18.98%      (17.32)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $  6,916     $  5,233     $  2,574     $  1,569     $  1,584
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.83%        2.83%        3.55%        3.93%        3.40%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.36)%      (0.88)%      (2.14)%      (1.56)%      (1.58)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        165.09%      189.17%      241.12%      303.81%      216.01%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               2.84%        3.07%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.37)%      (1.12)%
---------------------------------------------------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                             --------------------------------------------------------------
CLASS D                                                        2006         2005         2004          2003         2002
---------------------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $  11.38     $  10.96     $   9.10     $   7.64     $   9.24
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.18)       (0.10)       (0.22)       (0.12)       (0.14)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        2.24         1.12         1.49         0.85        (1.97)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from foreign
     currency transactions*                                      0.57        (0.60)        0.59         0.73         0.51
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.63         0.42         1.86         1.46        (1.60)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  14.01     $  11.38     $  10.96     $   9.10     $   7.64
===========================================================================================================================
Total Return:                                                   23.11%        3.83%       20.44%       19.11%      (17.32)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                       $ 19,676     $ 16,951     $ 11,138     $  8,619     $  7,036
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.83%        2.83%        3.55%        3.93%        3.40%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.36)%      (0.88)%      (2.14)%      (1.56)%      (1.58)%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        165.09%      189.17%      241.12%      303.81%      216.01%
---------------------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               2.84%        3.07%
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (1.37)%      (1.12)%
---------------------------------------------------------------------------------------------------------------------------

______________

See footnotes on page 66.

INTERNATIONAL GROWTH FUND

                                                                    Year ended October 31,          4/30/03@
                                                             ----------------------------------        to
CLASS R                                                        2006         2005         2004       10/31/03
---------------------------------------------------------------------------------------------------------------
Per Share Data:
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  12.53     $  12.00     $   9.90     $   8.20
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------
   Net investment loss                                          (0.12)       (0.05)       (0.18)       (0.07)
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments               2.52         1.18         1.69         1.48
---------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on foreign
     currency transactions*                                      0.57        (0.60)        0.59         0.29
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.97         0.53         2.10         1.70
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  15.50     $  12.53     $  12.00     $   9.90
===============================================================================================================
Total Return:                                                   23.70%        4.42%       21.21%       20.73%
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                     $    149     $    110     $      2     $      2
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.33%        2.33%        3.05%        3.42%+
---------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (0.86)%      (0.38)%      (1.64)%      (1.46)%+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        165.09%      189.17%      241.12%      303.81%++
---------------------------------------------------------------------------------------------------------------
Without expense reimbursement##:
---------------------------------------------------------------------------------------------------------------
   Ratio of expenses to net assets                               2.34%        2.57%
---------------------------------------------------------------------------------------------------------------
   Ratio of net investment loss to average net assets           (0.87)%      (0.62)%
---------------------------------------------------------------------------------------------------------------

_____________________

 * The Fund separates the portion of its investment operations that resulted from changes in foreign exchange rates from the portion that resulted from changes in the market price of securities held and/or sold by the Fund.

 @    Commencement of offering of shares.

 +    Annualized.

++    Computed at the Fund level for the year ended October 31, 2003.

 # Excluding the effect of the payments received from Seligman, total returns would have been as follows: for Global Growth Fund Class A, B, C, D, and R 17.56%, 16.63%, 16.60%, 16.43%, and 17.24%, respectively; for Global
      Smaller Companies Fund Class A, B, C, D, and R 15.84%, 14.95%, 14.93%, 14.92%, and 15.58%, respectively; and for Global Technology Fund Class A, B, C, D, and R, (2.87)%, (3.52)%, (3.52)%, (3.52)%, and (2.96)%,
      respectively.

## Seligman has contractually agreed to waive its fees and/or reimburse certain expenses of the Fund.

How to Contact Us

The Funds

                  Write to     Corporate Communications/Investor Relations
                               Department
                               J. & W. Seligman & Co. Incorporated
                               100 Park Avenue
                               New York, NY 10017

                     Phone     Toll-free in the US (800) 221-7844
                               Outside the US (212) 850-1864

Your Regular (Non-Retirement) Account

                  Write to Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

           For investments     P.O. Box 9766
           into an account     Providence, RI 02940-9766

        For non-investment     P.O. Box 9759
                 inquiries     Providence, RI 02940-9759

     For matters requiring     101 Sabin St.
        overnight delivery     Pawtucket, RI 02860

                     Phone     Toll-free in the US (800) 221-2450
                               Outside the US (212) 682-7600

Your Retirement Account

                  Write to     Retirement Plan Services
                               Seligman Data Corp.
                               100 Park Avenue
                               New York, NY 10017

                     Phone     Toll-free (800) 445-1777

--------------------------------------------------------------------------------

 24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

   You will have instant access to price, yield, account balance, most recent transaction, and other information.

--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                      100 Park Avenue, New York, NY 10017

                     [This Page Is Intentionally Left Blank]

                     [This Page Is Intentionally Left Blank]

For More Information

The information below is available, without charge, upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about a Fund or to make shareholder inquiries.

The Statement of Additional Information ("SAI") contains additional information about each Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about each Fund, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about a Fund are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.

The website references in this Prospectus are inactive textual references, and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Number:     811-6485

--------------------------------------
               Go paperless --
[LOGO]         sign up for E-Delivery
               at www.seligman.com
--------------------------------------

                                                                      Prospectus

                                                                   March 1, 2007

                                                                  Class I Shares

      Seligman
      Global Fund Series, Inc.

--------------------------------------------------------------------------------
      Investing Around the World for Capital Appreciation
--------------------------------------------------------------------------------

      o     Seligman Emerging Markets Fund

      o     Seligman Growth Fund

      o     Seligman Global Smaller Companies Fund

      o     Seligman International Growth Fund

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.


                                                [LOGO] SELIGMAN
                                                       INVESTMENTS
                                                --------------------------------
                                                EXPERIENCE o INSIGHT o SOLUTIONS

EQSGFS1 3/2007 CI

Table of Contents

This Prospectus contains information about four of the separate funds within Seligman Global Fund Series, Inc. (the "Series").

The Funds

A discussion of the investment objectives, strategies, risks, performance and expenses of the Funds.

      Seligman Emerging Markets Fund ..........................................1

      Seligman Global Growth Fund .............................................6

      Seligman Global Smaller Companies Fund .................................11

      Seligman International Growth Fund .....................................16

      Management of the Funds ................................................21

      Subadviser .............................................................21

Shareholder Information

      Pricing of Fund Shares .................................................27

      How to Buy Fund Shares .................................................28

      How to Exchange Shares Among the Seligman Mutual Funds .................28

      How to Sell Shares .....................................................28

      Important Policies That May Affect Your Account ........................28

      Frequent Trading of Fund Shares ........................................29

      Dividends and Capital Gain Distributions ...............................30

      Taxes ..................................................................30

      The Seligman Mutual Funds ..............................................31

Financial Highlights .........................................................34

How to Contact Us .............................................inside back cover

For More Information .................................................back cover

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

The Funds

Seligman Emerging Markets Fund

Investment Objective

The Seligman Emerging Markets Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

The Fund will focus its investments in those emerging markets in which the investment manager believes the economies are developing strongly and markets are becoming more liquid, or other emerging markets that meet the portfolio manager's criteria for investability. The Fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments and developing capital markets.

The Fund combines a bottom-up investment style with top-down analysis of regions, countries and sectors. This means the portfolio manager concentrates first on analysis of individual companies then on analysis of individual sectors, countries and regions.

--------------------------------------------------------------------------------
Emerging Market:

A market in a developing country or a market represented in the Morgan Stanley Capital International Emerging Markets Free Index. Developing countries are those classified by the World Bank as low-income or middle-income economies, regardless of their particular stage of development.
--------------------------------------------------------------------------------

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o     Operate in growing markets

o Attractive valuations relative to cash earnings forecasts or other valuation criteria

o Unique sustainable competitive advantages (e.g., market share, proprietary products)

o     Improving industry or country fundamentals

Following stock selection, the portfolio manager then focuses on portfolio construction that considers top-down risk control based on such factors as:

o Relative economic growth potential of the various economies and securities markets

o Political, financial, and social conditions influencing investment opportunities

o     Relative rates of earnings growth

o     Interest rate outlook and expected levels of inflation

o     Market prices relative to historic averages

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or there are deteriorating industry or country fundamentals. The Fund may also sell or trim a stock if the portfolio manager believes, from a risk control perspective, the stock's position size is inappropriate for the portfolio. Also, stocks may be sold when negative country, currency, or general industry factors affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities,

Seligman Emerging Markets Fund

including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund's net asset value may fluctuate more than other equity funds or other global equity funds that do not invest heavily in emerging markets. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks. Investing in emerging markets involves a greater degree of risk, and an investment in the Fund should be considered speculative.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Seligman Emerging Markets Fund

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in other higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the portfolio manager deems it advantageous to do so.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to two widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Through at least February 29, 2008, J. & W. Seligman & Co. Incorporated ("Seligman") has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. Other fee waiver/expense reimbursement arrangements were in effect prior to this arrangement. Absent such management fee waivers/expense reimbursements, returns presented in the bar chart and table would have been lower.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Seligman Emerging Markets Fund

Class I Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

     -5.63%        59.82%       24.31%       33.30%       31.68%
   --------------------------------------------------------------
      2002        2003         2004         2005         2006

          Best calendar quarter return: 27.94% - quarter ended 6/30/03

         Worst calendar quarter return: -16.09% - quarter ended 9/30/02.

Class I Average Annual Total Returns - Periods Ended 12/31/06

                                                                                  Since
                                                                 One     Five    Inception
                                                                Year     Years   11/30/01
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
Return before taxes                                             31.68%   26.90%   27.94%
------------------------------------------------------------------------------------------
Return after taxes on distributions                             28.50%   26.03%   27.07%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares     21.83%   23.76%   24.75%
------------------------------------------------------------------------------------------
MSCI Emerging Markets (EM) Index                                32.59%   26.96%   28.37%
------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average                           32.39%   26.74%   27.78%
------------------------------------------------------------------------------------------

_____________________

The Morgan Stanley Capital International Emerging Markets Index ("MSCI Emerging Markets (EM) Index") and the Lipper Emerging Markets Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes, and the MSCI Emerging Markets (EM) Index excludes the effect of fees, sales charges and taxes. The MSCI Emerging Markets (EM) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Lipper Emerging Markets Funds Average comprises mutual funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

Seligman Emerging Markets Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                                  none
-----------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions                     none
-----------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------------------------
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------
Management Fees                                                                           1.25%
-----------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                                  none
-----------------------------------------------------------------------------------------------
Other Expenses(1)                                                                         0.48%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      1.73%
===============================================================================================

_____________________

(1) Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. For the fiscal year ended October 31, 2006, no reimbursement was required for Class I shares.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years       5 Years     10 Years
--------------------------------------------------------------------------------
Class I                           $176         $545          $939       $2,041
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman Global Growth Fund

Investment Objective

The Seligman Global Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Fund may invest in high-quality, large-and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Fund will invest in several countries in different geographic regions. Additionally, the Fund may invest up to 15% in emerging market equities.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund uses an investment style that is focused on identifying growth sectors and leading global growth companies within these sectors. Character-istics of a global leader include: a brand franchise with leading market share, a sustained competitive advantage, a forward-looking management team, and high relative earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity or accelerating earnings growth)

o     Quality management

o     Strong possibility of multiple expansion

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Potential for improvement in overall operations

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock's or industry's underlying fundamentals have deteriorated. The Fund may also sell a stock if the portfolio manager believes that negative country or regional factors or shifts in global trends may negatively affect a company's outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and

Seligman Global Growth Fund

put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different themes. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

If global markets do not develop or continue to develop, the Fund's performance could be negatively affected.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Seligman Global Growth Fund

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to four widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. In the past, Seligman made payments to the Fund. In addition, other fee waiver/expense reimbursement arrangements were in effect prior to this arrangement. Absent such management fee waivers/expense reimbursements and payments, returns presented in the bar chart and table would have been lower.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Growth Fund

Class I Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   -30.56%     30.69%       18.32%         1.62%      13.51%
   -----------------------------------------------------------
    2002       2003         2004           2005        2006

         Best calendar quarter return: 15.92% - quarter ended 12/31/03.

         Worst calendar quarter return: -19.63% - quarter ended 9/30/02.

Class I Average Annual Total Returns - Periods Ended 12/31/06

                                                                                   Since
                                                                 One     Five    Inception
                                                                Year     Years   11/30/01
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
Return before taxes                                             13.51%    4.37%    4.27%
------------------------------------------------------------------------------------------
Return after taxes on distributions                             13.51%    4.37%    4.27%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares      8.78%    3.76%    3.67%
------------------------------------------------------------------------------------------
MSCI World Index                                                20.65%   10.48%   10.44%
------------------------------------------------------------------------------------------
MSCI World Growth Index                                         15.48%    7.80%    7.77%
------------------------------------------------------------------------------------------
Lipper Global Large-Cap Growth Funds Average                    16.79%    7.34%    7.41%
------------------------------------------------------------------------------------------
Lipper Global Funds Average                                     18.90%   10.07%   10.23%
------------------------------------------------------------------------------------------

_____________________

The Morgan Stanley Capital International World Index ("MSCI World Index"), the Morgan Stanley Capital International World Growth Index ("MSCI World Growth Index"), and the Lipper Global Large-Cap Growth Funds Average and the Lipper Global Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes, and the MSCI World Index and the MSCI World Growth Index exclude the effect of fees, sales charges and taxes. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Growth Index is a free float-adjusted market capitalization-weighted equity index representing "growth" (high price to book value) securities in the world's developed stock markets. The Lipper Global Funds Average comprises mutual funds which invest at least 25% of their portfolios in equity securities traded outside the US, and may own US securities as well. The Lipper Global Large-Cap Growth Funds Average comprises mutual funds which invest at least 75% of their portfolios in equity securities both inside and outside of the US with market capitalizations (on a three-year weighted basis) greater than the 500th largest company in the S&P/Citigroup World Broad Market Index (BMI). Large-caps growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World BMI. Lipper currently classifies the Fund as a Global Large-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

Seligman Global Growth Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                                  none
-----------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions                     none
-----------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------------------------
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------
Management Fees                                                                           1.00%
-----------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                                  none
-----------------------------------------------------------------------------------------------
Other Expenses(1)                                                                         0.51%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      1.51%
===============================================================================================

_____________________

(1) Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. For the fiscal year ended October 31, 2006, no reimbursement was required for Class I shares.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year       3 Years       5 Years    10 Years
--------------------------------------------------------------------------------
Class I                           $154         $477          $824       $1,802
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund

Investment Objective

The Seligman Global Smaller Companies Fund's investment objective is long-term capital appreciation.

--------------------------------------------------------------------------------
Smaller Companies:

Companies with market capitalization, at the time of purchase by the Fund, equivalent to US $3 billion or less.
--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of smaller US and non-US companies. The Fund may invest in companies domiciled in any country, although it typically invests in developed countries. Relative to its benchmark, the Fund is generally neutrally weighted across the major geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

o Extended growth opportunities or special situations where there is a potential for improvement in overall operations

o     A well articulated and believable business model

o     Quality management

o     Sustainable competitive advantage

o     Strong financial characteristics

The Fund generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company's outlook, to manage risk in the Fund, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to enter into

Seligman Global Smaller Companies Fund

such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions, that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."

The Board of Directors may change the definition of "smaller companies" if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.

The Fund may be affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio managers to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Seligman Global Smaller Companies Fund

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to three widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

In the past, Seligman has reimbursed certain expenses of Class I shares, and made payments to the Fund. Absent such reimbursements and payments, returns presented in the bar chart and table would have been lower.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Smaller Companies Fund

Class I Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          24.8%     40.53%      22.46%     17.18%      18.00%
        -------------------------------------------------------
          2002      2003        2004       2005        2006

          Best calendar quarter return: 18.51% - quarter ended 6/30/03.

         Worst calendar quarter return: -19.73% - quarter ended 9/30/02.

Class I Average Annual Total Returns - Periods Ended 12/31/06

                                                                                  Since
                                                                  One    Five    Inception
                                                                 Year    Years   11/30/01
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
Return before taxes                                             18.00%   12.34%   12.77%
------------------------------------------------------------------------------------------
Return after taxes on distributions                             14.77%   11.52%   11.96%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares     13.24%   10.52%   10.92%
------------------------------------------------------------------------------------------
S&P/Citigroup Broad Market Less Than US $2 Billion Index        18.36%   18.80%   19.10%
------------------------------------------------------------------------------------------
Lipper Global Small/Mid-Cap Core Funds Average                  20.09%   14.07%   14.69%
------------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average                           20.48%   13.87%   14.47%
------------------------------------------------------------------------------------------

____________

The Standard & Poor's/Citigroup Broad Market Less Than US $2 Billion Index (the "S&P/Citigroup Index"), and the Lipper Global Small/Mid-Cap Core Funds Average and the Lipper Global Small-Cap Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages excludes the effect of sales charges and taxes, and the S&P/Citigroup Index excludes the effect of fees, sales charges and taxes. The S&P/Citigroup Index represents the entire universe of institutionally investable securities with total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion. The Lipper Global Small/Mid-Cap Core Funds Average measures the performance of mutual funds that invest at least 75% of their portfolios in equity securities both inside and outside of the US with market capitalizations (on a three-year weighted basis) less than the 500th largest company in the S&P/Citigroup World Broad Market Index. The Lipper Global Small-Cap Funds Average measures the performance of mutual funds which invest at least 25% of their total assets in equity securities of companies whose primary trading markets are outside the US, and which invest at least 65% of total assets in companies with market capitalizations of less than US $1 billion at the time of purchase. Lipper currently classifies the Fund as a Global Small/Mid-Cap Core Fund. Investors cannot invest directly in an average or index.

Prior to January 1, 2003, Seligman employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From January 1, 2003 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company LLP has been employed by Seligman as subadviser to provide portfolio management services for the Fund. In June 2004, Wellington Management Company LLP delegated a portion of its portfolio management responsibilities in respect of the Fund to its affiliate, Wellington Management International Ltd. As of April 2006, no employee of Wellington Management International Ltd is providing portfolio management services to the Fund; however, Wellington Management International Ltd may provide such services in the future.

Seligman Global Smaller Companies Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                                  none
-----------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions                     none
-----------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------------------------
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------
Management Fees                                                                           0.95%
-----------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                                  none
-----------------------------------------------------------------------------------------------
Other Expenses                                                                            0.31%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      1.26%
===============================================================================================

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year       3 Years       5 Years    10 Years
--------------------------------------------------------------------------------
Class I                           $128         $400          $692       $1,523
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Seligman International Growth Fund

Investment Objective

The Seligman International Growth Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in high-quality, large- and mid-capitalization growth companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Fund may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Fund generally invests in the common stock of medium- to large-sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

o Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

o     Quality management

o     Unique competitive advantages (e.g., market share, proprietary products)

o     Strong possibility of multiple expansion

o Potential for improvement in overall operations (hidden/unappreciated value)

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its

Seligman International Growth Fund

principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. However, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the portfolio manager deems it advantageous to do so.

If the Fund invests in ETFs, shareholders would bear not only their proportionate share of the Fund's expenses (including operating expenses and advi-sory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman International Growth Fund

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

Past Performance

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to four widely-used measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. Other fee waiver/expense reimbursement arrangements were in effect prior to this arrangement. Absent such management fee waivers/expense reimbursements, returns presented in the bar chart and table would have been lower.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman International Growth Fund

Class I Annual Total Return - Calendar Year

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

           -19.53%    31.43%    24.75%      6.14%       23.36%
          ------------------------------------------------------
            2002      2003      2004        2005        2006

          Best calendar quarter return: 16.07% - quarter ended 6/30/03.

         Worst calendar quarter return: -19.49% - quarter ended 9/30/02.

Class I Average Annual Total Returns - Periods Ended 12/31/06

                                                                                  Since
                                                                  One    Five    Inception
                                                                 Year    Years   11/30/01
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
Return before taxes                                             23.36%   11.55%   11.58%
------------------------------------------------------------------------------------------
Return after taxes on distributions                             23.36%   11.55%   11.58%
------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares     15.18%   10.11%   10.14%
------------------------------------------------------------------------------------------
MSCI EAFE Index                                                 26.86%   15.42%   15.28%
------------------------------------------------------------------------------------------
MSCI EAFE Growth Index                                          22.69%   12.62%   12.53%
------------------------------------------------------------------------------------------
Lipper International Multi-Cap Growth Funds Average             23.95%   13.25%   13.45%
------------------------------------------------------------------------------------------
Lipper International Funds Average                              24.84%   13.92%   14.03%
------------------------------------------------------------------------------------------

_____________

The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index") and the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index ("MSCI EAFE Growth Index", collectively, the "MSCI EAFE Indices") and the Lipper International Multi-Cap Growth Funds Average and the Lipper International Funds Average (collectively, the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of sales charges and taxes, and the MSCI EAFE Indices exclude the effect of fees, sales charges and taxes. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. The MSCI EAFE Growth Index is a free float-adjusted market capitalization-weighted index that measures stock market performance of the developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation. The Lipper International Multi-Cap Growth Funds Average measures the performance of mutual funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-US Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-US Broad Market Index. The Lipper International Funds Average measures the performance of mutual funds which invest in equity securities whose primary trading markets are outside the US. Lipper currently classifies the Fund as an International Multi-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman employed subadvisers that were responsible for providing certain management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed by Seligman as subadviser to provide portfolio management services to the Fund.

Seligman International Growth Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                                  none
-----------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions                     none
-----------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------------------------
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------
Management Fees                                                                           0.98%
-----------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                                  none
-----------------------------------------------------------------------------------------------
Other Expenses(1)                                                                         0.40%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      1.38%
===============================================================================================

______________

(1) Through at least February 29, 2008, Seligman has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the Fund's average daily net assets. For the fiscal year ended October 31, 2006 no reimbursement was required for Class I Shares.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year       3 Years       5 Years     10 Years
---------------------------------------------------------------------------
Class I                      $140         $437          $755        $1,657
---------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman is responsible for each Fund's investments and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 24 US registered investment companies, which offer 61 investment portfolios with approximately $11.8 billion in assets as of January 31, 2007. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at January 31, 2007 of approximately $7.9 billion.

--------------------------------------------------------------------------------

Affiliates of Seligman:

Seligman Advisors, Inc.:

Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. ("SDC"):

Each Fund's shareholder service agent; provides shareholder account services to the Funds at cost.

--------------------------------------------------------------------------------

Each Fund pays Seligman a management fee for its services equal to a percentage of that Fund's average daily net assets. Each Fund's management fee rate declines as that Fund's net assets increase. The management fee rates are:

o     Seligman Emerging Markets Fund
      1.25% on first $1 billion of net assets
      1.15% on next $1 billion of net assets
      1.05% on net assets in excess of $2 billion

o Seligman Global Growth Fund and Seligman International Growth Fund 1.00% on first $50 million of net assets
      0.95% on next $1 billion of net assets
      0.90% on net assets in excess of $1,050,000,000

o     Seligman Global Smaller Companies Fund
      1.00% on first $100 million of net assets
      0.90% on net assets in excess of $100 million

For each of Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund, through at least February 29, 2008, Seligman has contractually agreed to waive its respective management fee and/or to separately reimburse each Fund's expenses to the extent that a Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of that Fund's average daily net assets. No reimbursement was required through October 31, 2006.

A discussion regarding the basis for the Series' Board of Director's approval of the continuance of the investment management agreement between the Funds and Seligman and the subadvisory agreements in respect of Wellington Management Company, LLP will be made available in the Series' Mid-Year Report, dated April 30, 2007.

Subadviser

Wellington Management Company, LLP ("Wellington Management") located at 75 State Street, Boston, Massachusetts 02109, is the subadviser for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman International Growth Fund, and Seligman Global Smaller Companies Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2007, Wellington Management had approximately $579 billion in assets under management. In the past, an affiliate of Wellington Management, Wellington Management International Ltd. ("Wellington International"), located at Stratton House, Stratton Street, London, W1J 8LA, United Kingdom, provided portfolio management services for a portion of

Seligman Global Smaller Companies Fund. Wellington International may provide portfolio management services to Seligman Global Smaller Companies Fund again in the future. Wellington International primarily provides business development, client liaison, investment monitoring and account administrative services for Wellington Management in the European, Middle Eastern and African Regions. Wellington International also has portfolio management responsibilities for certain international small company equity clients.

Seligman pays Wellington Management a fee for the services it provides. This fee does not increase the fee payable by any Fund.

Portfolio Management

Seligman Emerging Markets Fund

Ms. Vera M. Trojan, CFA, Partner, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager for the Fund since 2003. Ms. Trojan joined Wellington Management as an investment professional in 1989.

Seligman Global Growth Fund and Seligman International Growth Fund

Mr. Andrew S. Offit, CPA, Partner, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the Funds since 2003. Mr. Offit joined Wellington Management as an investment professional in 1997.

Mr. Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Funds since 2003. Mr. Berteaux joined the firm as an investment professional in 2001.

Mr. Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Funds since 2006. Mr. Hudson joined the firm as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional at American Century Investment Management (2000 - 2005).

Seligman Global Smaller Companies Fund

The Global Smaller Companies Fund is managed by a team of investment professionals employed by Wellington Management.

Mr. Jamie A. Rome, CFA, Partner, Senior Vice President and Equity Portfolio Manager of Wellington Management, has managed the North American portion of the Fund since 2003. Mr. Rome joined Wellington Management as an investment professional in 1994.

Mr. Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the non-North American portion of the Fund since January 2006. Mr. Thomas joined the Wellington organization as an investment professional in 2002.

Mr. Daniel Maguire, CFA, Assistant Vice President, Equity Research Analyst of Wellington Management, joined the Wellington organization as an investment professional in 2004. Mr. Maguire has been involved in portfolio management and securities analysis for the non-North American portion of the Fund since January 2006. Prior to joining the firm, Mr. Maguire was an Equity Analyst at Insight Investment Management in the UK (2003-2004) and at HSBC Investment Bank (2000-2003).

The Series' Statement of Additional Information provides additional information about the compensation of the individuals named above (the "Portfolio Team"), other accounts managed by each member of the Portfolio Team and each member of the Portfolio Team's ownership of securities of the Fund(s) for which they provide portfolio management.

Frequently Asked Questions About Regulatory Matters

In late 2003, Seligman conducted an extensive internal review in response to public announcements concerning mutual fund trading practices. The following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."

Q1.   Have any Seligman employees engaged in improper trading?

A. The Manager conducted an internal review of employee trading in shares of the Seligman Funds in the fall of 2003 and continues to monitor employee trading in the Seligman Funds. The Manager has not found any improper trading activity by Seligman employees.

Q2. Does Seligman have any policies relating to employee investment in the Seligman Funds?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3. Has Seligman engaged in improper disclosure of a Fund's portfolio holdings?

A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest. A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is set forth in each Fund's Statement of Additional Information.

Q4. What is Seligman's policy with regard to receipt of late trades (i.e., after 4:00 pm Eastern Time)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

      The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.   What is Seligman's policy regarding market timing?

A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures. A general description of the Seligman Funds' policies is set forth in each Fund's prospectus.

Q6.   Has Seligman conducted an internal review relating to market timing?

A. The Manager completed its internal review in the fall of 2003. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before September 2003. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

      The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager in May 2004 paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.

Q7.   Does Seligman disclose its internal market timing control procedures?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.   What new practices are being considered to prevent market timing abuses?

A. Like other members of the mutual fund industry, Seligman has considered, and continues to consider, numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9. Is Seligman involved with any federal or state investigation relating to market timing or late trading?

A. Beginning in February 2004, Seligman was in discussions with the New York staff of the SEC and the Office of the New York Attorney General ("Attorney General") in connection with their review of frequent trading in certain of the Seligman mutual funds. No late trading is involved. This review was apparently stimulated by Seligman's voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on Seligman that were unacceptable to Seligman, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman. Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Funds.

      Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman mutual funds to Seligman. Seligman objected to the Attorney General's seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General's inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

      At the end of September 2005, the Attorney General indicated that it intended to file an action at some point in the future alleging, in substance, that Seligman permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure used by the Seligman Funds is and has been misleading. On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino, reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, "Damages"), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

      Any resolution of these matters with regulatory authorities may include, but not be limited to, the relief sought by the Attorney General or other sanctions or changes in procedures. Any

      Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

      Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Q10.  Does Seligman have any market timing arrangements at the current time?

A. Seligman has none. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11. Have any employees been disciplined in connection with the Manager's overall internal review?

A.    One employee has left Seligman.

Shareholder Information

Each Fund offers six Classes of shares. Only Class I shares are offered by this Prospectus. The Series' Board of Directors believes that no conflict of interest currently exists among each Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

Seligman (as well as the Funds' distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Series' Statement of Additional Information.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of each Fund. In such instances, customer orders will be priced at the Fund's NAV next calculated after the authorized financial intermediary (or other person designated by such financial intermediary) receives the request. However, Seligman Advisors may reject any request to purchase shares under the circumstances discussed later in this Prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV.

--------------------------------------------------------------------------------
NAV: Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------

The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because the Funds have portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, the value of a Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Generally, portfolio securities are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. However, since trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the NYSE, the closing prices for such securities may not fully reflect events that occur after the local markets close but before the close of the NYSE. The Board of Directors of the Series has approved "fair value" procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationships between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any) and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

In addition, if Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Board of Directors of the Series. These fair value procedures may be used to determine the value of a security held by a Fund in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of such security.

How to Buy Fund Shares

Class I shares are not subject to any initial or contingent deferred sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by (i) a "qualified tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors, (ii) certain qualified employee benefit plans offered to employees of Seligman and its affiliates and SDC, (iii) any qualified or non-qualified employee benefit plan or arrangement ("Benefit Plan") with over $200 million in assets that is approved by Seligman Advisors,
(iv) with respect to a specific Seligman fund in the Seligman Group of Funds, any Benefit Plan or other investor that makes an initial investment of $3,000,000 or more in Class I shares of that Seligman fund, and (v) any Benefit Plan with at least $25 million in assets purchasing Class I shares through a financial intermediary that has been authorized by Seligman Advisors to offer Class I shares pursuant to a written agreement. Each eligible investor is required to have a single account and trade electronically with SDC either through the electronic trading platform operated by the National Securities Clearing Corporation (NSCC) or other electronic means acceptable to SDC. Benefit Plans that have the same sponsor (or sponsors affiliated with one another) ("Affiliated Benefit Plans") may aggregate their investments for determining eligibility to invest in Class I shares. However, any Benefit Plan not otherwise eligible on its own to invest in Class I shares must place orders for shares of a Seligman fund through a single account maintained for the benefit of its Affiliated Benefit Plans.

To make your initial investment in the Fund, an account must be established with SDC.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of any Fund. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund's current prospectus to determine if it offers Class I shares. Exchanges will be made at each fund's respective NAV. Exchanges generally must be requested in writing and received by Seligman Advisors by 4:00 p.m. Eastern time to receive that day's NAV.

How to Sell Shares

Generally, institutional shareholders must send written instructions to SDC to sell Fund shares. SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Fund does not charge any fees or expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

o     Refuse any request to buy Fund shares;

o     Reject any request received by telephone;

o Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering;

o Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); or

o Close your account if your account remains below $250,000 for a period of at least six months.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund's portfolio. If any Fund, Seligman Advisors (the Funds' distributor), or SDC (the Funds' shareholder servicing agent) (referred to collectively below as the "Seligman Parties") determine that you have exchanged more than twice to and from the same Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund's shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program). In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds' policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund's portfolio, hinder such Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund's operating costs and decrease a Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Investors who purchase shares of a Fund that invests in non-US securities and/or small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact these Funds.

--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from a Fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------

Dividends and Capital Gain Distributions

Each Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains. The Seligman Global Growth Fund and Seligman International Growth Fund had substantial capital loss carryforwards which are available for offset against future net capital gains, expiring in varying amounts through 2011. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

Institutional shareholders such as tax-deferred retirement plans and qualified State tuition programs generally will have dividend and capital gain distributions reinvested in additional Fund shares. Other institutional shareholders may elect to:

(1)   reinvest both dividends and capital gain distributions;

(2)   receive dividends in cash and reinvest capital gain distributions; or

(3)   receive both dividends and capital gain distributions in cash.

If you want to change your election, you may write to SDC at P.O. Box 9759, Providence, RI 02940-9759, or an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by means agreed on between SDC and each shareholder. Such distributions can be sent by check or by wire transfer, or, if you have current ACH bank information on file, directly deposited into a predesignated bank account, typically within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by the Fund are taxable to you as ordinary income. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends or capital gain distributions or on gains resulting from the sale or exchange of Fund shares.

You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of a Fund's shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

EQUITY
--------------------------------------------------------------------------------

Specialty
--------------------------------------------------------------------------------

Seligman Communications and Information Fund+

Seeks capital appreciation by investing in companies operating in aspects of the communications, information and related industries.

Seligman Emerging Markets Fund+

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company
--------------------------------------------------------------------------------

Seligman Frontier Fund+

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund+

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund+

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be "value" companies by the investment manager.

Medium Company
--------------------------------------------------------------------------------

Seligman Capital Fund+

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

Large Company
--------------------------------------------------------------------------------

Seligman Common Stock Fund+

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund+

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund+

Seeks long-term capital appreciation.

Seligman International Growth Fund+

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in international markets.

Seligman Large-Cap Value Fund+

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be "value" companies by the investment manager.

Balanced
--------------------------------------------------------------------------------

Seligman Income and Growth Fund+

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate Securities
--------------------------------------------------------------------------------

Seligman LaSalle Global Real Estate Fund+

Seeks total return through a combination of current income and long-term capital appreciation by investing in equity and equity-related securities issued by global real estate companies, such as US real estate investment trusts (REITs) and similar entities outside the US.

+     Offers Class I shares.

Seligman LaSalle Monthly Dividend Real Estate Fund+

Seeks to produce a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME
--------------------------------------------------------------------------------

Income
--------------------------------------------------------------------------------

Seligman High-Yield Fund+

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Core Fixed Income Fund (formerly, Seligman Investment Grade Fixed Income Fund)+

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

Seligman U.S. Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

Municipal
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California
o  High-Yield
o  Quality
Colorado
Florida
Georgia
Louisiana
Maryland
Massachusetts
Michigan
Minnesota
Missouri
New Jersey
New York
North Carolina
Ohio
Oregon
Pennsylvania
South Carolina

*     A small portion of income may be subject to state and local taxes.

Money Market
--------------------------------------------------------------------------------

Seligman Cash Management Fund+

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION
--------------------------------------------------------------------------------

Seligman Time Horizon/Harvester Series, Inc. offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium- capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

+     Offers Class I shares.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Time Horizon 10 Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers five asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2045+

Seeks capital appreciation until approximately the year 2025, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2045 approaches.

Seligman TargETFund 2035+

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2035 approaches.

Seligman TargETFund 2025+

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

Seligman TargETFund 2015+

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

Seligman TargETFund Core+

Seeks capital appreciation and preservation of capital with current income.

+     Offers Class I shares.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Fund's Class I shares since inception. Certain information reflects financial results for a single share of Class I shares held throughout the period shown. Per share amounts are calculated based on average shares outstanding during a particular period. "Total return" shows the rate that you would have earned (or lost) on an investment in the Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or taxes and are not annualized. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this financial information. Their report, along with the Series' financial statements, is included in the Series' Annual Report, which is available upon request.

Emerging Markets Fund

                                                          Year ended October 31,                 11/30/01**
                                               ---------------------------------------------        to
CLASS I                                           2006         2005         2004        2003     10/31/02
--------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 10.60     $   7.92     $   6.61     $  4.37     $  4.51
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------
   Net investment income                          0.04         0.06         0.05          --@         --@
--------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments                               3.22         2.70         1.18        1.94       (0.17)
--------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     from foreign currency transactions@@         0.11        (0.08)        0.08        0.30        0.03
--------------------------------------------------------------------------------------------------------------
Total from investment operations                  3.37         2.68         1.31        2.24       (0.14)
--------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gain     (0.72)          --           --          --          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 13.25     $  10.60     $   7.92     $  6.61     $  4.37
==============================================================================================================
Total Return:                                    33.66%       33.84%       19.82%      51.26%      (3.10)%
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $ 8,060     $  6,470     $  4,836     $ 3,444     $ 1,831
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets           1.73%        1.89%        1.87%       2.35%       1.85%+
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
     net assets                                   0.34%        0.62%        0.63%       0.06%       0.14%+***
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         110.49%      129.33%      106.84%     251.65%     149.82%++***
--------------------------------------------------------------------------------------------------------------

___________

See footnotes on page 36.

Global Growth Fund

                                                          Year ended October 31,                 11/30/01**
                                               ---------------------------------------------        to
CLASS I                                           2006         2005         2004        2003     10/31/02
--------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  7.57     $   7.45     $   6.29     $  5.21     $  7.47
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                  (0.03)        0.01        (0.03)       0.01       (0.01)
--------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments                               1.18         0.28         0.96        0.79       (2.36)
--------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     from foreign currency transactions@@         0.14        (0.17)        0.23        0.28        0.11
--------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.29         0.12         1.16        1.08       (2.26)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  8.86     $   7.57     $   7.45     $  6.29     $  5.21
==============================================================================================================
Total Return:                                    17.04%        1.61%       18.44%#     20.73%     (30.25)%
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $ 2,639     $  2,207     $  2,081     $ 1,544     $ 1,165
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets           1.51%        1.59%        1.55%       1.83%       1.31%+***
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average net assets                          (0.38)%       0.11%       (0.42)%      0.23%      (0.03)%+***
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         127.09%       269.07%     270.63%     251.04%     120.78%++
--------------------------------------------------------------------------------------------------------------

Global Smaller Companies Fund

                                                          Year ended October 31,                 11/30/01**
                                               ---------------------------------------------        to
CLASS I                                           2006         2005         2004        2003     10/31/02
--------------------------------------------------------------------------------------------------------------
Per Share Data:*
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 17.02     $  13.91     $  11.91     $  9.00     $ 11.66
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                   0.03         0.01           --@      (0.01)      (0.04)
--------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments                               2.49         3.40         1.67        2.36       (2.98)
--------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     from foreign currency transactions@@         0.25        (0.30)        0.33        0.56        0.36
--------------------------------------------------------------------------------------------------------------
Total from investment operations                  2.77         3.11         2.00        2.91       (2.66)
--------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------
Distributions from net realized capital gain     (0.43)          --           --          --          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 19.36     $  17.02     $  13.91     $ 11.91     $  9.00
==============================================================================================================
Total Return:                                    20.99%       22.36%       16.79%#     32.33%     (22.81)%
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $11,607     $  9,643     $  7,979     $ 5,789     $ 3,161
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets           1.26%        1.36%        1.45%       1.64%       1.24%+***
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
     to average net assets                        0.13%        0.05%       (0.02)%     (0.12)%     (0.43)%+***
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          67.93%       76.40%       94.65%     262.14%      99.70%++
--------------------------------------------------------------------------------------------------------------

___________

See footnotes on page 36.

International Growth Fund

                                                          Year ended October 31,                 11/30/01**
                                               ---------------------------------------------        to
CLASS I                                           2006         2005         2004        2003     10/31/02
-------------------------------------------------------------------------------------------------------------
Per Share Data:*
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 13.09     $  12.44     $  10.13     $  8.32     $ 10.13
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
-------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                   0.01         0.06        (0.02)       0.05        0.03
-------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments                               2.68         1.19         1.74        1.03       (2.35)
-------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     from foreign currency transactions@@         0.57        (0.60)        0.59        0.73        0.51
-------------------------------------------------------------------------------------------------------------
Total from investment operations                  3.26         0.65         2.31        1.81       (1.81)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 16.35     $  13.09     $  12.44     $ 10.13     $  8.32
=============================================================================================================
Total Return:                                    24.90%        5.23%       22.80%      21.75%     (17.87)%
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $11,740     $  9,292     $  7,911     $ 5,254     $ 2,646
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets           1.38%        1.46%        1.59%       1.74%       1.38%+***
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
     to average net assets                        0.09%        0.49%       (0.18)%      0.58%       0.41%+***
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         165.09%      189.17%      241.12%     303.81%     216.01%++
-------------------------------------------------------------------------------------------------------------

______________

  *   Per share amounts are calculated based on average shares outstanding.

 **   Commencement of offering of shares.

*** Seligman, at its discretion, reimbursed certain expenses of Class I shares for the period from November 30, 2001 to October 31, 2002. Without such reimbursements for the Funds, the ratios of expenses and net investment income (loss) would have been 1.94% and 0.05% for Emerging Markets Fund, 1.44% and (0.16)%, for Global Growth Fund, 1.29% and (0.48)% for Global Smaller Companies Fund, and 1.45% and 0.35% for the International Growth Fund, respectively.

  @   Less than $0.01.

 @@ The Fund separates the portion of its investment operations that resulted from changes in foreign exchange rates from the portion that resulted from changes in the market price of securities held and/or sold by the Fund.

  +   Annualized.

 ++   Computed at Fund level for the year ended October 31, 2002.

  # Excluding the effect of payments received from Seligman, total returns would have been 18.28% and 16.58% for the Global Growth Fund and Global Smaller Companies Fund, respectively.

How to Contact Us

The Funds

               Write to   Corporate Communications/Investor Relations Department
                          J. & W. Seligman & Co. Incorporated
                          100 Park Avenue
                          New York, NY 10017

                  Phone   Toll-free in the US (800) 221-7844
                          Outside the US (212) 850-1864

Account Services

               Write to Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

        For investments   P.O. Box 9766
        into an account   Providence, RI 02940-9766

     For non-investment   P.O. Box 9759
              inquiries   Providence, RI 02940-9759

  For matters requiring   101 Sabin St.
     overnight delivery   Pawtucket, RI 02860

                  Phone   Non-Retirement Accounts
                          Toll-free in the US (800) 221-2450
                          Outside the US (212) 682-7600

                          Retirement Plan Services
                          Toll-free (800) 445-1777

--------------------------------------------------------------------------------
        24-hour automated telephone access is available by calling (800)
                       622-4597 on a touchtone telephone.
       You will have instant access to price, yield, account balance, most recent transaction, and other information.
--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                       100 Park Avenue, New York, NY 10017

--------------------------------------------------------------------------------
For More Information

The information below is available, without charge, upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about a Fund or to make shareholder inquiries.

The Statement of Additional Information ("SAI") contains additional information about each Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The Fund's SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

This Prospectus is intended for use in connection with certain tax-deferred investment programs.

Information about each Fund, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about a Fund are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.

The website references in this Prospectus are inactive textual references, and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-6485
--------------------------------------------------------------------------------